SEMI-ANNUAL
                         REPORT

              December 31, 2001
                    (Unaudited)


            Tax-Free Money Fund

 California Tax-Free Money Fund

       Ohio Tax-Free Money Fund

    Florida Tax-Free Money Fund

Tax-Free Intermediate Term Fund
                                                    [PHOTO]
     Ohio Insured Tax-Free Fund            The Mark of ExcellenceSM


                                   [LOGO] TOUCHSTONE
                                          --------------------------------------
                                                                 Family of Funds

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                                   Tax-Exempt
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

TABLE OF CONTENTS
================================================================================

                                                                            Page
--------------------------------------------------------------------------------

Letter from the President                                                      3
--------------------------------------------------------------------------------

Statements of Assets and Liabilities                                         4-6
--------------------------------------------------------------------------------

Statements of Operations                                                     7-9
--------------------------------------------------------------------------------

Statements of Changes in Net Assets                                        10-12
--------------------------------------------------------------------------------

Financial Highlights                                                       13-21
--------------------------------------------------------------------------------

Notes to Financial Statements                                              22-30
--------------------------------------------------------------------------------

Portfolios of Investments:
--------------------------------------------------------------------------------

     Tax-Free Money Fund                                                   31-32
--------------------------------------------------------------------------------

     California Tax-Free Money Fund                                        33-35
--------------------------------------------------------------------------------

     Ohio Tax-Free Money Fund                                              36-41
--------------------------------------------------------------------------------

     Florida Tax-Free Money Fund                                           42-43
--------------------------------------------------------------------------------

     Tax-Free Intermediate Term Fund                                       44-46
--------------------------------------------------------------------------------

     Ohio Insured Tax-Free Fund                                            47-48
--------------------------------------------------------------------------------

Notes to Portfolios of Investments                                            49
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                           TOUCHSTONE FAMILY OF FUNDS

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

[PHOTO]

Dear Fellow Shareholder:

We are delighted to provide you with the Touchstone Tax-Free Trust semi-annual report for the six-months ended December 31, 2001. This update includes the investment activity and performance for Touchstone Tax-Free Money Fund, Touchstone California Tax-Free Money Fund, Touchstone Ohio Tax-Free Money Fund, Touchstone Florida Tax-Free Money Fund, Touchstone Tax-Free Intermediate Term Fund and Touchstone Ohio Insured Tax-Free Fund. These six tax-free mutual funds are part of the Touchstone Family of Funds, which consists of an array of taxable and tax-free money market funds, taxable and tax-free bond funds, and U.S. and international equity funds offered to meet a variety of investment goals.

The past six months have been a poignant time for the citizens of the United States. The economy was declared to be in recession, unemployment rose, consumer confidence waned and then rebounded, and our nation united in the War on Terrorism. Americans are resilient and will continue to support one another during these demanding times.

The months since mid-2001 have proved to be volatile and challenging for fixed income investors. Monetary policy continued to ease, with the federal funds rate reduced to the lowest level since 1961. Interest rate cuts have been felt most in short-term yields, which influence money market rates. The markets wrestled with the timing and strength of the U.S. economic recovery and its impact. Due to this uncertainty, the Treasury market was volatile and short-term yields declined to all-time lows, then rose as the market anticipated an end to the Fed easing cycle. The period was equally challenging for municipal investors as heavy new issue supply caused the municipal sector to perform poorly. However, by year-end poor performance left municipal bonds at very attractive yields compared to taxable alternatives.

We recognize that the year's unprecedented economic, financial and psychological challenges may tempt a deviation from one's long-term plan. Your financial advisor can help you understand the influence of economic and fiscal events on the markets and on your particular investment objectives.

The professional management and diversification that mutual funds offer are more important than ever. At Touchstone, we believe our fund managers' disciplined approach to investment management is well suited to help you attain your goals while optimizing tax-free income.

Thank you again for the opportunity to work in your behalf. We remain committed to helping you achieve your financial goals and appreciate your continued confidence in the Touchstone Family of Funds.

Best regards,

/s/ Jill T. McGruder

Jill T. McGruder
President
Touchstone Family of Funds

Touchstone mutual funds are distributed by Touchstone Securities, Inc., a member of NASD and SIPC.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (UNAUDITED)

============================================================================================
                                                                                  CALIFORNIA
                                                                      TAX-FREE     TAX-FREE
(000's)                                                              MONEY FUND   MONEY FUND
--------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost .............................................   $  23,770    $  87,617
                                                                     ======================
   At market value ...............................................   $  23,770    $  87,617
Cash .............................................................          71           --
Interest receivable ..............................................         169          426
Other assets .....................................................           8            1
                                                                     ----------------------
TOTAL ASSETS .....................................................      24,018       88,044
                                                                     ----------------------

LIABILITIES
Overdraft ........................................................          --           74
Dividends payable ................................................          --            1
Payable to affiliates ............................................           7           45
Payable for securities purchased .................................         120           --
Other accrued expenses and liabilities ...........................          19           32
                                                                     ----------------------
TOTAL LIABILITIES ................................................         146          152
                                                                     ----------------------

NET ASSETS .......................................................   $  23,872    $  87,892
                                                                     ======================

NET ASSETS CONSIST OF:
Paid-in capital ..................................................   $  23,875    $  87,887
Accumulated net realized gains (losses) from security transactions          (3)           5
                                                                     ----------------------

NET ASSETS .......................................................   $  23,872    $  87,892
                                                                     ======================

Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........      23,886       87,887
                                                                     ======================
Net asset value, offering price and redemption price per share ...   $    1.00    $    1.00
                                                                     ======================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (UNAUDITED)

============================================================================================
                                                                        OHIO       FLORIDA
                                                                      TAX-FREE     TAX-FREE
(000's)                                                              MONEY FUND   MONEY FUND
--------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost .............................................   $ 479,714    $  17,370
                                                                     ======================
   At market value ...............................................   $ 479,714    $  17,370
Interest receivable ..............................................       3,016          148
Other assets .....................................................           6            2
                                                                     ----------------------
TOTAL ASSETS .....................................................     482,736       17,520
                                                                     ----------------------

LIABILITIES
Overdraft ........................................................         488           59
Dividends payable ................................................         218            9
Payable to affiliates ............................................         187            6
Other accrued expenses and liabilities ...........................          79           14
                                                                     ----------------------
Total Liabilities ................................................         972           88
                                                                     ----------------------

NET ASSETS .......................................................   $ 481,764    $  17,432
                                                                     ======================

NET ASSETS CONSIST OF:
Paid-in capital ..................................................   $ 481,782    $  17,440
Accumulated net realized losses from security transactions .......         (18)          (8)
                                                                     ----------------------

NET ASSETS .......................................................   $ 481,764    $  17,432
                                                                     ======================

PRICING OF RETAIL SHARES
Net assets applicable to Retail shares ...........................   $ 247,610    $  17,432
                                                                     ======================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........     247,607       17,440
                                                                     ======================
Net asset value, offering price and redemption price per share ...   $    1.00    $    1.00
                                                                     ======================

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional shares ....................   $ 234,154    $      --
                                                                     ======================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........     234,162           --
                                                                     ======================
Net asset value, offering price and redemption price per share ...   $    1.00    $      --
                                                                     ======================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (UNAUDITED)

============================================================================================
                                                                     TAX-FREE   OHIO INSURED
                                                                   INTERMEDIATE   TAX-FREE
(000's)                                                              TERM FUND       FUND
--------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost .............................................   $  36,867    $  60,522
                                                                     ======================
   At market value ...............................................   $  37,938    $  63,366
Cash .............................................................          28           15
Interest receivable ..............................................         494          476
Receivable for capital shares sold ...............................          53            7
Other assets .....................................................          17            8
                                                                     ----------------------
TOTAL ASSETS .....................................................      38,530       63,872
                                                                     ----------------------

LIABILITIES
Dividends payable ................................................          22           62
Payable for capital shares redeemed ..............................         426        4,470
Payable to affiliates ............................................          27           35
Other accrued expenses and liabilities ...........................          25           18
                                                                     ----------------------
TOTAL LIABILITIES ................................................         500        4,585
                                                                     ----------------------

NET ASSETS .......................................................   $  38,030    $  59,287
                                                                     ======================

NET ASSETS CONSIST OF:
Paid-in capital ..................................................   $  37,603    $  56,301
Undistributed net investment income ..............................          --            2
Accumulated net realized gains (losses) from security transactions        (644)         140
Net unrealized appreciation on investments .......................       1,071        2,844
                                                                     ----------------------
NET ASSETS .......................................................   $  38,030    $  59,287
                                                                     ======================

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ..........................   $  34,222    $  54,689
                                                                     ======================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........       3,116        4,653
                                                                     ======================
Net asset value and redemption price per share ...................   $   10.98    $   11.75
                                                                     ======================
Maximum offering price per share .................................   $   11.53    $   12.34
                                                                     ======================

PRICING OF CLASS B SHARES
Net assets applicable to Class B shares ..........................   $      53    $     116
                                                                     ======================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........           5           10
                                                                     ======================
Net asset value and redemption price per share ...................   $   10.99    $   11.75
                                                                     ======================
Maximum offering price per share .................................   $   10.99    $   11.75
                                                                     ======================

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares ..........................   $   3,755    $   4,482
                                                                     ======================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........         342          381
                                                                     ======================
Net asset value and redemption price per share ...................   $   10.99    $   11.76
                                                                     ======================
Maximum offering price per share .................................   $   10.99    $   11.76
                                                                     ======================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED)
================================================================================
                                                                     CALIFORNIA
                                                          TAX-FREE    TAX-FREE
(000's)                                                  MONEY FUND  MONEY FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ........................................   $   359    $   905
                                                           ------------------

EXPENSES
Investment advisory fees ...............................        58        207
Accounting services fees ...............................        15         18
Transfer agent fees ....................................        15         15
Distribution expenses ..................................        21         87
Professional fees ......................................        11         15
Custodian fees .........................................         5          7
Postage and supplies ...................................        10          4
Registration fees ......................................         8         --
Trustees' fees and expenses ............................         3          3
Reports to shareholders ................................        10          9
Pricing expenses .......................................         2          3
Other expense ..........................................         4          1
                                                           ------------------
TOTAL EXPENSES .........................................       162        369
Fees waived by the Adviser .............................       (58)       (59)
                                                           ------------------
NET EXPENSES ...........................................       104        310
                                                           ------------------

NET INVESTMENT INCOME ..................................       255        595
                                                           ------------------

NET REALIZED GAINS FROM SECURITY TRANSACTIONS ..........        --          6
                                                           ------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .............   $   255    $   601
                                                           ==================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED)
================================================================================
                                                            OHIO      FLORIDA
                                                          TAX-FREE    TAX-FREE
(000's)                                                  MONEY FUND  MONEY FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ........................................   $ 5,803    $   240
                                                           ------------------

EXPENSES
Investment advisory fees ...............................       965         46
Distribution expenses, Retail class ....................       296         17
Accounting services fees ...............................        37         15
Transfer agent fees, Retail class ......................        34          6
Transfer agent fees, Institutional class ...............         6         --
Custodian fees .........................................        39          5
Registration fees ......................................        --          1
Postage and supplies ...................................        12          2
Professional fees ......................................        36         11
Pricing expenses .......................................         9          2
Trustees' fees and expenses ............................         3          3
Reports to shareholders ................................        21          2
Other expense ..........................................         7          2
                                                           ------------------
TOTAL EXPENSES .........................................     1,465        112
Fees waived by the Adviser .............................       (32)       (52)
                                                           ------------------
NET EXPENSES ...........................................     1,433         60
                                                           ------------------

NET INVESTMENT INCOME ..................................     4,370        180
                                                           ------------------

NET REALIZED LOSSES FROM SECURITY TRANSACTIONS .........       (2)         --
                                                           ------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .............   $ 4,368    $   180
                                                           ==================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED)
================================================================================
                                                          TAX-FREE  OHIO INSURED
                                                        INTERMEDIATE  TAX-FREE
(000's)                                                   TERM FUND     FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ........................................   $ 1,005    $ 1,652
                                                           ------------------

EXPENSES
Investment advisory fees ...............................        98        158
Transfer agent fees, Class A ...........................        21         13
Transfer agent fees, Class B ...........................         6          6
Transfer agent fees, Class C ...........................         6          6
Accounting services fees ...............................        27         30
Distribution expenses, Class A .........................        32         52
Distribution expenses, Class B .........................         0(A)       0(A)
Distribution expenses, Class C .........................        12         17
Professional fees ......................................        12         15
Postage and supplies ...................................        18          9
Registration fees, Common ..............................         1          1
Registration fees, Class A .............................         6          3
Registration fees, Class B .............................         7          4
Registration fees, Class C .............................         6          2
Custodian fees .........................................         6          7
Pricing expenses .......................................         5          6
Trustees' fees and expenses ............................         3          3
Reports to shareholders ................................        21         12
                                                           ------------------
TOTAL EXPENSES .........................................       287        344
Fees waived by the Adviser .............................       (80)       (90)
                                                           ------------------
NET EXPENSES ...........................................       207        254
                                                           ------------------

NET INVESTMENT INCOME ..................................       798      1,398
                                                           ------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions ..........       154        204
Net change in unrealized appreciation/
   depreciation on investments .........................      (409)      (627)
                                                           ------------------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ......      (255)      (423)
                                                           ------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .............   $   543    $   975
                                                           ==================

(A)  Amount rounds to less than $1,000.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

============================================================================================================
                                                                                         CALIFORNIA
                                                                TAX-FREE                  TAX-FREE
                                                               MONEY FUND                MONEY FUND
                                                        ----------------------------------------------------
                                                         SIX MONTHS                SIX MONTHS
                                                           ENDED         YEAR        ENDED         YEAR
                                                        DECEMBER 31,    ENDED     DECEMBER 31,    ENDED
                                                            2001       JUNE 30,       2001       JUNE 30,
(000's)                                                 (UNAUDITED)      2001     (UNAUDITED)      2001
------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ................................   $     255    $     908    $     595    $   2,022
Net realized gains (losses) from security transactions          --           --            6           (1)
                                                         ------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...........         255          908          601        2,021
                                                         ------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ...........................        (255)        (908)        (595)      (2,022)
                                                         ------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold ............................      19,773       43,513      138,684      266,713
Reinvested distributions .............................         250          883          561        1,917
Payments for shares redeemed .........................     (18,560)     (47,181)    (120,844)    (262,044)
                                                         ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
   SHARE TRANSACTIONS ................................       1,463       (2,785)      18,401        6,586
                                                         ------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..............       1,463       (2,785)      18,407        6,585

NET ASSETS
Beginning of period ..................................      22,409       25,194       69,485       62,900
                                                         ------------------------------------------------
End of period ........................................   $  23,872    $  22,409    $  87,892    $  69,485
                                                         ================================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

============================================================================================================
                                                                  OHIO                     FLORIDA
                                                                TAX-FREE                  TAX-FREE
                                                               MONEY FUND                MONEY FUND
                                                        ----------------------------------------------------
                                                         SIX MONTHS                SIX MONTHS
                                                           ENDED         YEAR        ENDED         YEAR
                                                        DECEMBER 31,    ENDED     DECEMBER 31,    ENDED
                                                            2001       JUNE 30,       2001       JUNE 30,
(000's)                                                 (UNAUDITED)      2001     (UNAUDITED)      2001
------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ................................   $   4,370    $  13,137    $     180    $     634
Net realized gains (losses) from security transactions          (2)         (14)          --            5
                                                         ------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...........       4,368       13,123          180          639
                                                         ------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Retail ...................      (2,162)      (7,199)        (180)        (634)
From net investment income, Institutional ............      (2,208)      (5,938)          --           --
                                                         ------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
   TO SHAREHOLDERS ...................................      (4,370)     (13,137)        (180)        (634)
                                                         ------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
RETAIL
Proceeds from shares sold ............................     262,586      510,439       27,308       35,013
Reinvested distributions .............................       2,149        7,113           95          291
Payments for shares redeemed .........................    (228,689)    (520,535)     (26,661)     (36,863)
                                                         ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   RETAIL SHARE TRANSACTIONS .........................      36,046       (2,983)         742       (1,559)
                                                         ------------------------------------------------

INSTITUTIONAL
Proceeds from shares sold ............................     310,434      348,589           --           --
Reinvested distributions .............................         230          532           --           --
Payments for shares redeemed .........................    (261,889)    (296,629)          --           --
                                                         ------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   INSTITUTIONAL SHARE TRANSACTIONS ..................      48,775       52,492           --           --
                                                         ------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..............      84,819       49,495          742       (1,554)

NET ASSETS
Beginning of period ..................................     396,945      347,450       16,690       18,244
                                                         ------------------------------------------------
End of period ........................................   $ 481,764    $ 396,945    $  17,432    $  16,690
                                                         ================================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

============================================================================================================
                                                                TAX-FREE                OHIO INSURED
                                                              INTERMEDIATE                TAX-FREE
                                                                TERM FUND                   FUND
                                                        ----------------------------------------------------
                                                         SIX MONTHS                SIX MONTHS
                                                           ENDED         YEAR        ENDED         YEAR
                                                        DECEMBER 31,    ENDED     DECEMBER 31,    ENDED
                                                            2001       JUNE 30,       2001       JUNE 30,
(000's)                                                 (UNAUDITED)    2001(A)     (UNAUDITED)   2001(A)
------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ................................   $     798    $   1,681    $   1,398    $   2,955
Net realized gains from security transactions ........         154           42          204          361
Net change in unrealized appreciation/depreciation
   on investments ....................................        (409)       1,310         (627)       2,248
                                                         ------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...........         543        3,033          975        5,564
                                                         ------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A ..................        (741)      (1,564)      (1,309)      (2,789)
From net investment income, Class B ..................          (1)                       (2)
From net investment income, Class C ..................         (56)        (117)         (87)        (166)
From net realized gains, Class A .....................          --           --          (93)          --
From net realized gains, Class B .....................          --           --            0(B)        --
From net realized gains, Class C .....................          --           --           (7)          --
                                                         ------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
   TO SHAREHOLDERS ...................................        (798)      (1,681)      (1,498)      (2,955)
                                                         ------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ............................       6,663        8,009       71,213      113,292
Reinvested distributions .............................         587        1,219          968        1,917
Payments for shares redeemed .........................      (8,499)     (11,588)     (71,812)    (122,473)
                                                         ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS A
   SHARE TRANSACTIONS ................................      (1,249)      (2,360)         369       (7,264)
                                                         ------------------------------------------------
CLASS B
Proceeds from shares sold ............................          53            0(B)        78           40
Reinvested distributions .............................           1            0(B)         1            0(B)
Payments for shares redeemed .........................          --           --           (1)          --
                                                         ------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS B
   SHARE TRANSACTIONS ................................          54            0(B)        78           40
                                                         ------------------------------------------------
CLASS C
Proceeds from shares sold ............................         937          808          163        1,604
Reinvested distributions .............................          48          106           76          136
Payments for shares redeemed .........................        (246)      (1,356)        (233)        (953)
                                                         ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS C
   SHARE TRANSACTIONS ................................         739         (442)           6          787
                                                         ------------------------------------------------

TOTAL DECREASE IN NET ASSETS .........................        (711)      (1,450)         (70)      (3,828)

NET ASSETS
Beginning of period ..................................      38,741       40,191       59,357       63,185
                                                         ------------------------------------------------
End of period ........................................   $  38,030    $  38,741    $  59,287    $  59,357
                                                         ================================================

(A) Except for Class B shares which represents the period from initial public offering (May 1, 2001) through June 30, 2001.

(B)  Amounts are less than $1,000.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS

====================================================================================================================================
                                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED
                                                      DECEMBER 31,                        YEAR ENDED JUNE 30,
                                                          2001      ----------------------------------------------------------------
                                                      (UNAUDITED)      2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $   1.000    $   1.000    $   1.000    $   1.000    $   1.000    $   1.000
                                                       --------------------------------------------------------------------------
Net investment income ..............................       0.011        0.034        0.032        0.027        0.030        0.029
                                                       --------------------------------------------------------------------------
Dividends from net investment income ...............      (0.011)      (0.034)      (0.032)      (0.027)      (0.030)      (0.029)
                                                       --------------------------------------------------------------------------
Net asset value at end of period ...................   $   1.000    $   1.000    $   1.000    $   1.000    $   1.000    $   1.000
                                                       ==========================================================================
Total return .......................................       2.21%(A)     3.45%        3.22%        2.75%        3.03%        2.89%
                                                       ==========================================================================
Net assets at end of period (000's) ................   $  23,872    $  22,409    $  25,194    $  25,234    $  37,383    $  30,126
                                                       ==========================================================================
Ratio of net expenses to average net assets(B) .....       0.89%(A)     0.89%        0.89%        0.89%        0.92%        0.99%

Ratio of net investment income to average net assets       2.19%(A)     3.42%        3.15%        2.74%        2.98%        2.85%

(A)  Annualized.

(B) Absent fee waivers by the Adviser, the ratio of expenses to average net assets would have been 1.38%(A), 1.09%, 1.00% and 0.95% for the periods ended December 31, 2001, June 30, 2001, 2000 and 1999, respectively.

CALIFORNIA TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS
====================================================================================================================================
                                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED
                                                      DECEMBER 31,                        YEAR ENDED JUNE 30,
                                                          2001      ----------------------------------------------------------------
                                                      (UNAUDITED)      2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $   1.000    $   1.000    $   1.000    $   1.000    $   1.000    $   1.000
                                                       --------------------------------------------------------------------------
Net investment income ..............................       0.008        0.028        0.027        0.025        0.029        0.028
                                                       --------------------------------------------------------------------------
Dividends from net investment income ...............      (0.008)      (0.028)      (0.027)      (0.025)      (0.029)      (0.028)
                                                       --------------------------------------------------------------------------
Net asset value at end of period ...................   $   1.000    $   1.000    $   1.000    $   1.000    $   1.000    $   1.000
                                                       ==========================================================================
Total return .......................................       1.49%(A)     2.84%        2.75%        2.56%        2.94%        2.81%
                                                       ==========================================================================
Net assets at end of period (000's) ................   $  87,892    $  69,485    $  62,900    $  47,967    $  41,013    $  32,186
                                                       ==========================================================================
Ratio of net expenses to average net assets(B) .....       0.75%(A)     0.75%        0.75%        0.75%        0.77%        0.80%

Ratio of net investment income to average net assets       1.44%(A)     2.84%        2.72%        2.52%        2.89%        2.76%

(A)  Annualized.

(B) Absent fee waivers by the Adviser, the ratio of expenses to average net assets would have been 0.89%(A) and 0.75% for the periods ended December 31, 2001 and June 30, 2001, respectively. The fees waived by the Adviser for the year ended June 30, 2001 were less than 0.01%.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

OHIO TAX-FREE MONEY FUND - RETAIL
FINANCIAL HIGHLIGHTS

====================================================================================================================================
                                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED
                                                      DECEMBER 31,                        YEAR ENDED JUNE 30,
                                                          2001      ----------------------------------------------------------------
                                                      (UNAUDITED)      2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $   1.000    $   1.000    $   1.000    $   1.000    $   1.000    $   1.000
                                                       --------------------------------------------------------------------------
Net investment income ..............................       0.009        0.033        0.031        0.027        0.030        0.030
                                                       --------------------------------------------------------------------------
Dividends from net investment income ...............      (0.009)      (0.033)      (0.031)      (0.027)      (0.030)      (0.030)
                                                       --------------------------------------------------------------------------
Net asset value at end of period ...................   $   1.000    $   1.000    $   1.000    $   1.000    $   1.000    $   1.000
                                                       ==========================================================================
Total return .......................................       1.84%(A)     3.31%        3.09%        2.73%        3.07%        2.99%
                                                       ==========================================================================
Net assets at end of period (000's) ................   $ 247,610    $ 211,564    $ 214,561    $ 214,691    $ 205,316    $ 166,719
                                                       ==========================================================================
Ratio of net expenses to average net assets(B) .....       0.75%(A)     0.75%        0.75%        0.75%        0.75%        0.75%

Ratio of net investment income to average net assets       1.81%(A)     3.29%        3.04%        2.68%        3.02%        2.93%

(A)  Annualized.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.77%(A), 0.75%, 0.77%, 0.77%, 0.76%, and 0.77% for the periods ended December 31, 2001, June 30,
     2001, 2000, 1999, 1998, and 1997, respectively. The fees waived by the Adviser during the year ended June 30, 2001 were less than 0.01%.

OHIO TAX-FREE MONEY FUND - INSTITUTIONAL
FINANCIAL HIGHLIGHTS
====================================================================================================================================
                                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                                                           PERIOD
                                                      DECEMBER 31,                 YEAR ENDED JUNE 30,                    ENDED
                                                          2001      ------------------------------------------------     JUNE 30,
                                                      (UNAUDITED)      2001         2000         1999         1998       1997(A)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $   1.000    $   1.000    $   1.000    $   1.000    $   1.000    $   1.000
                                                       --------------------------------------------------------------------------
Net investment income ..............................       0.010        0.035        0.033        0.029        0.033        0.016
                                                       --------------------------------------------------------------------------
Dividends from net investment income ...............      (0.010)      (0.035)      (0.033)      (0.029)      (0.033)      (0.016)
                                                       --------------------------------------------------------------------------
Net asset value at end of period ...................   $   1.000    $   1.000    $   1.000    $   1.000    $   1.000    $   1.000
                                                       ==========================================================================
Total return .......................................       2.09%(C)     3.58%        3.35%        2.98%        3.33%        3.31%(C)
                                                       ==========================================================================
Net assets at end of period (000's) ................   $ 234,154    $ 185,381    $ 132,889    $ 176,106    $ 115,266    $  97,589
                                                       ==========================================================================
Ratio of net expenses to average net assets(B) .....       0.50%(C)     0.50%        0.50%        0.50%        0.50%        0.50%(C)

Ratio of net investment income to average net assets       2.05%(C)     3.52%        3.25%        2.93%        3.27%        3.28%(C)

(A) Represents the year from the initial public offering of Institutional shares (January 7, 1997) through June 30, 1997.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.50%(A), 0.50%, 0.52%, 0.51%, 0.52%, and 0.56%(C) for the periods ended December 31, 2001, June 30, 2001, 2000, 1999, 1998, and 1997, respectively. The fees waived by the Adviser during the six month ended December 31, 2001 and the year ended June 30, 2001 were less than 0.01%.

(C)  Annualized

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

FLORIDA TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS

====================================================================================================================================
                                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED
                                                      DECEMBER 31,                        YEAR ENDED JUNE 30,
                                                          2001      ----------------------------------------------------------------
                                                      (UNAUDITED)      2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $   1.000    $   1.000    $   1.000    $   1.000    $   1.000    $   1.000
                                                       --------------------------------------------------------------------------
Net investment income ..............................       0.010        0.033        0.030        0.026        0.030        0.029
                                                       --------------------------------------------------------------------------
Dividends from net investment income ...............      (0.010)      (0.033)      (0.030)      (0.026)      (0.030)      (0.029)
                                                       --------------------------------------------------------------------------
Net asset value at end of period ...................   $   1.000    $   1.000    $   1.000    $   1.000    $   1.000    $   1.000
                                                       ==========================================================================
Total return .......................................       1.99%(A)     3.30%        3.05%        2.68%        3.03%        2.90%
                                                       ==========================================================================
Net assets at end of period (000's) ................   $  17,432    $  16,690    $  18,244    $  21,371    $  14,368    $  22,434
                                                       ==========================================================================
Ratio of net expenses to average net assets(B) .....       0.65%(A)     0.65%        0.73%        0.75%        0.75%        0.75%

Ratio of net investment income to average net assets       1.98%(A)     3.26%        2.98%        2.58%        2.98%        2.85%

(A)  Annualized.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.27%(A), 1.01%, 1.00%, 0.98%, 0.95%, and 0.94% for the periods ended December 31, 2001, June 30, 2001, 2000, 1999, 1998, and 1997, respectively.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

TAX-FREE INTERMEDIATE TERM FUND - CLASS A
FINANCIAL HIGHLIGHTS

====================================================================================================================================
                                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED
                                                      DECEMBER 31,                        YEAR ENDED JUNE 30,
                                                          2001      ----------------------------------------------------------------
                                                      (UNAUDITED)      2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $   11.05    $   10.68    $   10.87    $   11.12    $   11.01    $   10.85
                                                       --------------------------------------------------------------------------

Income from investment operations:
   Net investment income ...........................        0.23         0.47         0.48         0.48         0.50         0.50
   Net realized and unrealized gains (losses)
      on investments ...............................       (0.07)        0.37        (0.19)       (0.25)        0.11         0.16
                                                       --------------------------------------------------------------------------
Total from investment operations ...................        0.16         0.84         0.29         0.23         0.61         0.66
                                                       --------------------------------------------------------------------------

Dividends from net investment income ...............       (0.23)       (0.47)       (0.48)       (0.48)       (0.50)       (0.50)
                                                       --------------------------------------------------------------------------

Net asset value at end of period ...................   $   10.98    $   11.05    $   10.68    $   10.87    $   11.12    $   11.01
                                                       ==========================================================================

Total return(A) ....................................       1.44%(B)     7.99%        2.75%        2.07%        5.63%        6.19%
                                                       ==========================================================================

Net assets at end of period (000's) ................   $  34,222    $  35,698    $  36,817    $  47,899    $  52,896    $  58,485
                                                       ==========================================================================

Ratio of net expenses to average net assets(C) .....       0.99%(D)     0.99%        0.99%        0.99%        0.99%        0.99%

Ratio of net investment income to average net assets       4.11%(D)     4.31%        4.47%        4.33%        4.50%        4.55%

Portfolio turnover rate ............................         64%(D)       51%          41%          51%          36%          30%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Not annualized.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.40%(D), 1.05% and 1.00% for the periods ended December 31, 2001, June 30, 2001 and 2000, respectively.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

TAX-FREE INTERMEDIATE TERM FUND - CLASS B
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED       PERIOD
                                                      DECEMBER 31,   ENDED
                                                          2001      JUNE 30,
                                                      (UNAUDITED)    2001(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period .............   $   11.06    $   10.96
                                                       ----------------------

Income from investment operations:
   Net investment income ...........................        0.19         0.06
   Net realized and unrealized gains (losses)
      on investments ...............................       (0.07)        0.10
                                                       ----------------------
Total from investment operations ...................        0.12         0.16
                                                       ----------------------

Dividends from net investment income ...............       (0.19)       (0.06)
                                                       ----------------------

Net asset value at end of period ...................   $   10.99    $   11.06
                                                       ======================

Total return(B) ....................................       1.08%        1.50%
                                                       ======================

Net assets at end of period (000's) ................   $      53    $       0(C)
                                                       ======================

Ratio of net expenses to average net assets(D)(E) ..       1.73%        0.00%

Ratio of net investment income
   to average net assets(E) ........................       3.36%        3.56%

Portfolio turnover rate(E) .........................         64%          51%

(A) Represents the period from the initial public offering of shares (May 1, 2001) through June 30, 2001.

(B) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(C)  Class B shares net assets are less than $1,000.

(D) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.14%(E) and 1.74%(E) for the periods ended December 31, 2001 and June 30, 2001, respectively.

(E)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

TAX-FREE INTERMEDIATE TERM FUND - CLASS C
FINANCIAL HIGHLIGHTS

====================================================================================================================================
                                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED
                                                      DECEMBER 31,                        YEAR ENDED JUNE 30,
                                                          2001      ----------------------------------------------------------------
                                                      (UNAUDITED)      2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $   11.06    $   10.68    $   10.88    $   11.12    $   11.01    $   10.85
                                                       --------------------------------------------------------------------------

Income from investment operations:
   Net investment income ...........................        0.19         0.39         0.40         0.40         0.42         0.43
   Net realized and unrealized gains (losses)
      on investments ...............................       (0.07)        0.38        (0.20)       (0.24)        0.11         0.16
                                                       --------------------------------------------------------------------------
Total from investment operations ...................        0.12         0.77         0.20         0.16         0.53         0.59
                                                       --------------------------------------------------------------------------

Dividends from net investment income ...............       (0.19)       (0.39)       (0.40)       (0.40)       (0.42)       (0.43)
                                                       --------------------------------------------------------------------------

Net asset value at end of period ...................   $   10.99    $   11.06    $   10.68    $   10.88    $   11.12    $   11.01
                                                       ==========================================================================

Total return(A) ....................................       1.06%(B)     7.27%        1.88%        1.40%        4.85%        5.49%
                                                       ==========================================================================

Net assets at end of period (000's) ................   $   3,755    $   3,043    $   3,374    $   4,634    $   4,747    $   5,161
                                                       ==========================================================================

Ratio of net expenses to average net assets(C) .....       1.74%(D)     1.74%        1.74%        1.74%        1.74%        1.65%

Ratio of net investment income to average net assets       3.34%(D)     3.56%        3.72%        3.58%        3.75%        3.89%

Portfolio turnover rate ............................         64%(D)       51%          41%          51%          36%          30%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Not annualized.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.14%(D), 1.80% and 1.76% for the periods ended December 31, 2001, June 30, 2001 and 2000, respectively.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

OHIO INSURED TAX-FREE FUND - CLASS A
FINANCIAL HIGHLIGHTS

====================================================================================================================================
                                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED
                                                      DECEMBER 31,                        YEAR ENDED JUNE 30,
                                                          2001      ----------------------------------------------------------------
                                                      (UNAUDITED)      2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $   11.89    $   11.45    $   11.74    $   12.37    $   12.22    $   11.97
                                                       --------------------------------------------------------------------------

Income from investment operations:
   Net investment income ...........................        0.29         0.56         0.58         0.58         0.61         0.61
   Net realized and unrealized gains (losses)
      on investments ...............................       (0.14)        0.44        (0.29)       (0.34)        0.23         0.25
                                                       --------------------------------------------------------------------------
Total from investment operations ...................        0.15         1.00         0.29         0.24         0.84         0.86
                                                       --------------------------------------------------------------------------

Less distributions:
   Dividends from net investment income ............       (0.27)       (0.56)       (0.58)       (0.58)       (0.61)       (0.61)
   Distributions from net realized gains ...........       (0.02)          --           --        (0.29)       (0.08)          --
                                                       --------------------------------------------------------------------------
Total distributions ................................       (0.29)       (0.56)       (0.58)       (0.87)       (0.69)       (0.61)
                                                       --------------------------------------------------------------------------

Net asset value at end of period ...................   $   11.75    $   11.89    $   11.45    $   11.74    $   12.37    $   12.22
                                                       ==========================================================================

Total return(A) ....................................       2.87%(B)     8.88%        2.60%        1.81%        7.03%        7.36%
                                                       ==========================================================================

Net assets at end of period (000's) ................   $  54,689    $  54,791    $  59,600    $  62,737    $  69,289    $  70,816
                                                       ==========================================================================

Ratio of net expenses to average net assets(C) .....       0.75%(D)     0.75%        0.75%        0.75%        0.75%        0.75%

Ratio of net investment income to average net assets       4.48%(D)     4.77%        5.08%        4.72%        4.95%        5.05%

Portfolio turnover rate ............................         30%(D)       20%          66%          26%          41%          33%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Not annualized.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.03%(D), 0.78% and 0.77% for the periods ended December 31, 2001, June 30, 2001 and 2000, respectively.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

OHIO INSURED TAX-FREE FUND - CLASS B
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED       PERIOD
                                                      DECEMBER 31,   ENDED
                                                          2001      JUNE 30,
                                                      (UNAUDITED)    2001(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period .............   $   11.88    $   11.76
                                                       ----------------------

Income from investment operations:
   Net investment income ...........................        0.27         0.11
   Net realized and unrealized gains
      (losses) on investments ......................       (0.13)        0.12
                                                       ----------------------
Total from investment operations ...................        0.14         0.23
                                                       ----------------------

Less distributions:
   Dividends from net investment income ............       (0.25)       (0.11)
   Distributions from net realized gains ...........       (0.02)          --
                                                       ----------------------
Total distributions ................................       (0.27)       (0.11)
                                                       ----------------------

Net asset value at end of period ...................   $   11.75    $   11.88
                                                       ======================

Total return(B) ....................................       1.11%        1.98%
                                                       ======================

Net assets at end of period (000's) ................   $     116    $      40
                                                       ======================

Ratio of net expenses to average net assets(C)(D) ..       1.50%        0.50%

Ratio of net investment income
   to average net assets(D) ........................       3.70%        1.40%

Portfolio turnover rate(D) .........................         30%          20%

(A) Represents the period from the initial public offering of shares (May 1, 2001) through June 30, 2001.

(B) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.78%(D) and 0.52%(D) for the periods ended December 31, 2001 and June 30, 2001, respectively.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

OHIO INSURED TAX-FREE FUND - CLASS C
FINANCIAL HIGHLIGHTS

====================================================================================================================================
                                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED
                                                      DECEMBER 31,                        YEAR ENDED JUNE 30,
                                                          2001      ----------------------------------------------------------------
                                                      (UNAUDITED)      2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $   11.89    $   11.44    $   11.74    $   12.37    $   12.22    $   11.97
                                                       --------------------------------------------------------------------------

Income from investment operations:
   Net investment income ...........................        0.25         0.47         0.49         0.49         0.52         0.53
   Net realized and unrealized gains
      (losses) on investments ......................       (0.13)        0.45        (0.30)       (0.34)        0.23         0.25
                                                       --------------------------------------------------------------------------
Total from investment operations ...................        0.12         0.92         0.19         0.15         0.75         0.78
                                                       --------------------------------------------------------------------------

Less distributions:
   Dividends from net investment income ............       (0.23)       (0.47)       (0.49)       (0.49)       (0.52)       (0.53)
   Distributions from net realized gains ...........       (0.02)          --           --        (0.29)       (0.08)          --
                                                       --------------------------------------------------------------------------
Total distributions ................................       (0.25)       (0.47)       (0.49)       (0.78)       (0.60)       (0.53)
                                                       --------------------------------------------------------------------------

Net asset value at end of period ...................   $   11.76    $   11.89    $   11.44    $   11.74    $   12.37    $   12.22
                                                       ==========================================================================

Total return(A) ....................................       0.94%(B)     8.15%        1.75%        1.05%        6.24%        6.65%
                                                       ==========================================================================

Net assets at end of period(000's) .................   $   4,482    $   4,526    $   3,585    $   4,740    $   5,215    $   4,639
                                                       ==========================================================================

Ratio of net expenses to average net assets(C) .....       1.50%(D)     1.50%        1.50%        1.50%        1.50%        1.42%

Ratio of net investment income to average net assets       3.74%(D)     4.00%        4.42%        3.97%        4.20%        4.37%

Portfolio turnover rate ............................         30%(D)       20%          66%          26%          41%          33%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Not annualized.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.78%(D), 1.52% and 1.56% for the periods ended December 31, 2001, June 30, 2001 and 2000, respectively.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001 (UNAUDITED)
================================================================================

1.   ORGANIZATION

The Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund (collectively, the Funds) are each a separate series of shares of Touchstone Tax-Free Trust (the Trust). The Trust is
registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with the protection of capital. The Fund invests primarily in high-quality, short-term municipal obligations that pay interest that is exempt from federal income tax.

The California Tax-Free Money Fund seeks the highest level of current income exempt from federal and California income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality, short-term California municipal obligations, that pay interest that is exempt from both federal income tax and California income tax.

The Ohio Tax-Free Money Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality, short-term Ohio municipal obligations that pay interest that is exempt from both federal income tax and Ohio personal income tax.

The Florida Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality, short-term Florida municipal obligations that pay interest that is exempt from both federal income tax and the Florida intangible personal property tax.

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with the protection of capital. To the extent consistent with the Fund's primary goal, capital appreciation is a secondary goal. The Fund invests primarily in municiple obligations rated within the three highest rating categories.

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital. The Fund invests primarily in high quality, long-term Ohio municipal obligations, that are protected by insurance guaranteeing the payment of principal and interest in the event of default.

The Ohio Tax-Free Money Fund offers two classes of shares: Retail shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of the
Fund) and Institutional shares (sold without a distribution fee). Each Retail and Institutional share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Retail shares bear the expenses of distribution fees, which will cause Retail shares to have a higher expense ratio and to pay lower dividends than Institutional shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting and automatic investment and systematic withdrawal plans.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund each offer three classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4.75% and a distribution fee of up to 0.25% of average daily net assets that are attributable to Class A shares), Class B shares (sold subject to a maximum contingent deferred sales load of 5.00% for a one-year period and incrementally reduced over time and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class B shares) and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class C shares). Each Class A, Class B and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class B and Class C shares bear the expenses of higher distribution fees, which will cause Class B and Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

Security valuation -- Tax-Free Money Fund, California Tax-Free Money Fund, Ohio Tax-Free Money Fund and Florida Tax-Free Money Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures established by the Board of Trustees.

The Funds adopted the revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide) July 1, 2001. There has been no material impact on results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

Share valuation -- The net asset value per share of the Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by its number of shares outstanding. The net asset value per share of each class of shares of the Ohio Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is also calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

The offering price per share of the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund is equal to the net asset value per share. The maximum offering price of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The offering price of Class B and Class C shares of each Fund is equal to the net asset value per share.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The redemption price per share of each Fund, including each class of shares with respect to the Ohio Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, is equal to the net asset value per share. However, Class B and Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are subject to a contingent deferred sales load of 5.00% (incrementally reduced over time) and 1.00%, respectively, of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

When-issued securities -- The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased. At December 31, 2001, the market value of securities segregated for these types of transactions for the Tax-Free Intermediate Term Fund was $1,022,160 and $971,850 for the Ohio Insured Tax-Free Fund.

Allocations between classes -- Investment income earned by the Ohio Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of both classes. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Estimates  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. In addition, each Fund intends to satisfy conditions which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments as of December 31, 2001:

--------------------------------------------------------------------------------
                                                       TAX-FREE     OHIO INSURED
                                                     INTERMEDIATE     TAX-FREE
(000's)                                                TERM FUND        FUND
--------------------------------------------------------------------------------
Gross unrealized appreciation ................        $    1,170     $    3,009
Gross unrealized depreciation ................               (99)          (165)
                                                      -------------------------
Net unrealized appreciation ..................        $    1,071     $    2,844
                                                      =========================
--------------------------------------------------------------------------------

The tax basis of portfolio investments for each Fund is equal to the amortized cost as shown on the Statements of Assets and Liabilities.

As of December 31, 2001, the Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distribution to shareholders.

--------------------------------------------------------------------------------
                                                                       EXPIRES
FUND                                                    AMOUNT         JUNE 30
--------------------------------------------------------------------------------
Tax-Free Money Fund ..........................        $      392         2003
                                                             564         2004
                                                           2,865         2008

California Tax-Free Money Fund ...............        $      447         2007

Ohio Tax-Free Money Fund .....................        $       90         2004
                                                           2,952         2008
                                                          12,818         2009

Florida Tax-Free Money Fund ..................        $    1,152         2007
                                                           6,777         2008

Tax-Free Intermediate Term Fund ..............        $  311,014         2004
                                                         486,896         2009
--------------------------------------------------------------------------------

3.   INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the period ended December 31, 2001:

--------------------------------------------------------------------------------
                                                       TAX-FREE     OHIO INSURED
                                                     INTERMEDIATE     TAX-FREE
(000's)                                                TERM FUND        FUND
--------------------------------------------------------------------------------
Purchases of investment securities ...........        $   12,509     $    9,720
                                                      =========================
Proceeds from sales and maturities of
   investment securities .....................        $   13,351     $    8,954
                                                      =========================
--------------------------------------------------------------------------------

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

4.   TRANSACTIONS WITH AFFILIATES

The  President  and certain  other  officers  of the Trust are also  officers of
Touchstone Advisors, Inc. (the Adviser), the Trust's investment adviser, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, and Integrated Fund Services, Inc. (Integrated), the Trust's transfer agent, shareholder service agent and accounting services agent. The Adviser, the Underwriter and Integrated are each wholly-owned indirect subsidiaries of The Western and Southern Life Insurance Company.

MANAGEMENT AGREEMENT

Each Fund's investments are managed by the Adviser under the terms of a Management Agreement. Under the Management Agreement, each Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of its respective average daily net assets up to $100 million, 0.45% of such net assets from $100 million to $200 million, 0.40% of such net assets from $200 million to $300 million and 0.375% of such net assets in excess of $300 million.

In order to voluntarily reduce operating expenses during the six months ended December 31, 2001, the Adviser waived investment advisory fees of $57,613 for the Tax-Free Money Fund, $59,482 for the California Tax-Free Money Fund, $31,976 for the Ohio Tax-Free Money Fund, $52,299 for the Florida Tax-Free Money Fund, $80,015 for the Tax-Free Intermediate Term Fund and $89,820 for the Ohio Insured Tax-Free Fund.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and Integrated, Integrated maintains the records for each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee at an annual rate of $25 per shareholder account from each of the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund and $21 per shareholder account from each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, subject to a $1,000 minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT

Under the  terms of the  Accounting  Services  Agreement  between  the Trust and
Integrated, Integrated calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Integrated receives a monthly fee, based on current net assets, of $2,500 per month from the Tax-Free Money Fund, $3,000 per month from the California Tax-Free Money Fund, $6,000 per month from the Ohio Tax-Free Money Fund, $2,500 per month from the Florida Tax-Free Money Fund, and $4,500 per month from the Tax-Free Intermediate Term Fund and $5,000 from the Ohio Insured Tax-Free Fund. In addition, each Fund is subject to an additional charge of 0.001% of its respective average daily net assets in excess of $300 million, and each Fund pays certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $941 and $4,168 from underwriting and broker commissions on the sale of shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively, during the six months ended December 31, 2001. In addition, the Underwriter collected $668 and $64 of contingent deferred sales loads on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively.

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which shares of each Fund having one class of shares and Class A shares or Retail shares of each Fund having multiple classes of shares may directly incur or reimburse the Adviser or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class B Plan) and a Plan of Distribution (Class C Plan) under which Class B shares and Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under each of the Class B Plan and Class C Plan is 1.00% of average daily net assets attributable to Class B shares and Class C shares.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

5.   CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets for the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are the result of the following capital share transactions:

------------------------------------------------------------------------------------------------------
                                                     TAX-FREE INTERMEDIATE         OHIO INSURED
                                                           TERM FUND               TAX-FREE FUND
------------------------------------------------------------------------------------------------------
                                                  SIX MONTHS                  SIX MONTHS
                                                    ENDED           YEAR        ENDED           YEAR
                                                 DECEMBER 31,      ENDED     DECEMBER 31,      ENDED
                                                    2001          JUNE 30,      2001          JUNE 30,
(000's)                                          (UNAUDITED)      2001(A)    (UNAUDITED)      2001(A)
------------------------------------------------------------------------------------------------------
CLASS A
Shares sold ....................................       596           731         5,951         9,590
Shares reinvested ..............................        52           112            81           163
Shares redeemed ................................      (762)       (1,059)       (5,986)      (10,353)
                                                  --------------------------------------------------
Net increase (decrease) in shares outstanding ..      (114)         (216)           46          (600)
Shares outstanding, beginning of period ........     3,230         3,446         4,607         5,207
                                                  --------------------------------------------------
Shares outstanding, end of period ..............     3,116         3,230         4,653         4,607
                                                  ==================================================

CLASS B
Shares sold ....................................         5             0(B)          7             3
Shares reinvested ..............................         0(B)          0(B)          0(B)          0(B)
Shares redeemed ................................        --            --            --            --
                                                  --------------------------------------------------
Net increase in shares outstanding .............         5             0(B)          7             3
Shares outstanding, beginning of period ........         0(B)         --             3            --
                                                  --------------------------------------------------
Shares outstanding, end of period ..............         5             0(B)         10             3
                                                  ==================================================

CLASS C
Shares sold ....................................        85            73            14           137
Shares reinvested ..............................         4            10             6            12
Shares redeemed ................................       (22)         (124)          (20)          (81)
                                                  --------------------------------------------------
Net increase (decrease) in shares outstanding ..        67           (41)            0            68
Shares outstanding, beginning of period ........       275           316           381           313
                                                  --------------------------------------------------
Shares outstanding, end of period ..............       342           275           381           381
                                                  ==================================================

(A) Except for Class B shares which represents the period from the initial public offering of shares (May 1, 2001) through June 30, 2001.

(B)  Amount is less than $1,000.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

6.   PORTFOLIO COMPOSITION

As of December 31, 2001, the Ohio Tax-Free Money Fund and the Ohio Insured Tax-Free Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from Ohio personal income tax. The California Tax-Free Money Fund was invested exclusively in debt obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from California income tax. The Florida Tax-Free Money Fund was 90.8% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the value of which is exempt from the Florida intangible personal property tax. As of December 31, 2001, 28.5% of the portfolio securities of the Tax-Free Money Fund were concentrated in the State of Ohio and 10.3% in the State of Kentucky. For information regarding portfolio composition by state for the Tax-Free Intermediate Term Fund, see the Fund's Portfolio of Investments.

The California Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund and the Ohio Insured Tax-Free Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of December 31, 2001, no non-diversified Fund had concentrations of investments (10% or greater) in any one issuer.

The Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Adviser, under the supervision of the Board of Trustees, to be of comparable quality.

As of December 31, 2001, 48.7% of the Tax-Free Intermediate Term Fund's portfolio securities were rated AAA/Aaa [using the higher of Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's) ratings], 35% were rated AA/Aa, 16.3% were rated A/A and 0% were not rated.

As of December 31, 2001, 82% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Three private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 72.2% of its portfolio securities.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The concentration of investments for each Fund as of December 31, 2001, classified by revenue source, was as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                              CALIFORNIA     OHIO      FLORIDA     TAX-FREE      OHIO
                                                   TAX-FREE    TAX-FREE    TAX-FREE    TAX-FREE  INTERMEDIATE  INSURED
                                                    MONEY       MONEY       MONEY       MONEY        TERM      TAX-FREE
                                                     FUND        FUND        FUND        FUND        FUND        FUND
-----------------------------------------------------------------------------------------------------------------------
General Obligations ..........................       13.7%        3.0%       23.8%        4.1%       24.0%       54.1%
Revenue Bonds:
   Industrial Development/Pollution Control ..       31.7%       18.2%        9.8%       15.5%        3.8%          --
   Hospital/Health Care ......................        2.9%          --       18.7%       12.6%       13.2%        6.6%
   Utilities .................................        8.3%       20.4%        7.2%       12.8%        7.4%       15.5%
   Education .................................        4.2%        8.6%        7.8%        7.7%       19.7%       13.9%
   Housing/Mortgage ..........................        6.1%       22.2%        9.6%       24.6%       13.5%        3.0%
   Economic Development ......................       12.4%        2.6%        5.8%          --        1.7%          --
   Public Facilities .........................        1.1%        8.4%        2.4%        0.6%        6.9%        2.7%
   Transportation ............................          --        2.4%        4.3%        2.9%        5.9%        3.2%
   Special Tax ...............................        1.0%        2.1%        1.1%        4.3%          --          --
   Miscellaneous .............................       18.6%       12.1%        9.5%       14.9%        3.9%        1.0%
                                                   -------------------------------------------------------------------
Total ........................................      100.0%      100.0%      100.0%      100.0%      100.0%      100.0%
                                                   ===================================================================

                           TOUCHSTONE FAMILY OF FUNDS

TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001 (UNAUDITED)

========================================================================================================================
                                                                                                                MARKET
PAR VALUE                                                                                 COUPON   MATURITY     VALUE
 (000's)    FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 30.5%                          RATE      DATE      (000's)
------------------------------------------------------------------------------------------------------------------------
$     903   American Muni. Pwr. OH Inc. BANS (Milan Village Proj.) ...................     3.500    1/18/02   $     904
      700   American Muni. Pwr. OH Inc. BANS (Monroeville Village Proj.) .............     2.450   11/26/02         700
      250   Anderson, IN, Community School Corp. .....................................     2.500    7/15/02         250
      135   Bedford, TX, GO ..........................................................     5.000     2/1/02         135
      145   Brownsville, TX, Ctfs. Oblig .............................................     4.000    2/15/02         145
      165   Corsicana, TX, GO ........................................................     3.500    2/15/02         165
      290   Deerfield Twnshp, OH, Park Land Acquisition Notes GO BANS ................     3.600    5/15/02         291
      245   Deerfield Twnshp., OH, Fire Truck Acquisition Notes GO BANS ..............     3.650    5/15/02         245
      100   Denton Co., TX, GO .......................................................     6.400    2/22/02         102
      100   Fayetteville, NC, Public Works Rev .......................................     5.900     3/1/02         102
      245   Grand Prairie, TX, Sales Tax Rev .........................................     4.125    2/15/02         245
      120   Greensburg, PA, GO .......................................................     2.100    12/1/02         120
      300   Hebron, OH, Sewer Sys. Rev ...............................................     4.000    1/30/02         300
      250   Homestead, FL, Spec. Insurance Assess. Rev ...............................     5.125     3/1/02         251
      250   Indianola, IA, County School District ....................................     5.500     6/1/02         253
      200   Issaquah, WA, Water Rev ..................................................     3.000    12/1/02         202
      140   Issaquah, WA, Water Rev ..................................................     3.500    12/1/02         142
      300   Jacksonville, FL, Elec. Auth. Rev. (St. John River) ......................     5.000    10/1/02         306
      100   Kentucky Area Fin. Lease Prog. Rev .......................................     3.000     6/1/02         100
       80   Kentucky Area Fin. Lease Prog. Rev .......................................     3.000    12/1/02          80
      500   Knott Co., KY, Justice Center First Mtg. BANS ............................     4.250     5/1/02         500
      300   North Randall Village, OH ................................................     2.850   10/17/02         301
      150   North TX, Regional Wastewater Rev ........................................     4.400     6/1/02         151
      215   Oklahoma St. Inds. Auth. Lease Rev., (Oklahoma Co. Courthouse Proj.) .....     5.000     2/1/02         215
      130   Pickens Co., SC, School District GO ......................................     5.700     5/1/02         131
      220   Richland Co., OH, BANS ...................................................     3.450    8/14/02         221
      130   Trinity River, TX, Waste Water Rev .......................................     5.200     8/1/02         132
      600   Wolf Creek, OH, GO BANS ..................................................     2.910    8/10/02         601
---------                                                                                                     ---------
$   7,263   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
---------   (Amortized Cost $7,290) ..................................................                        $   7,290
                                                                                                              ---------

------------------------------------------------------------------------------------------------------------------------
                                                                                                                MARKET
PAR VALUE                                                                                 COUPON   MATURITY     VALUE
 (000's)    FLOATING & VARIABLE DEMAND NOTES-- 45.0%                                       RATE      DATE      (000's)
------------------------------------------------------------------------------------------------------------------------
    1,080   Arvada, CO, Water Util. Rev ..............................................     2.400     1/1/02       1,080
      750   Carteret Co., NC, IDR ....................................................     1.875     1/3/02         750
      125   Clarksville, TN, Public Bldg. Auth. ......................................     1.600     1/3/02         125
      130   Clarksville, TN, Public Bldg. Auth .......................................     1.600     1/3/02         130
      340   Colorado Health Fac. Auth. Rev. ..........................................     1.800     1/2/02         340
      200   Duval Co., FL, HFA (Sunbeam Road Proj.) ..................................     1.500     1/3/02         200
      900   Eddyville, IA, IDR (Heartland Lysine, Inc.) ..............................     3.400     1/2/02         900
      355   Fargo, ND, Coml. Dev. Rev., Ref. (Kelly Inns. Fargo Proj.) ...............     1.800     1/3/02         355

                           TOUCHSTONE FAMILY OF FUNDS
                                       31

TAX-FREE MONEY FUND (CONTINUED)
========================================================================================================================
                                                                                                                MARKET
PAR VALUE                                                                                 COUPON   MATURITY     VALUE
 (000's)    FLOATING & VARIABLE DEMAND NOTES-- 45.0% (CONTINUED)                           RATE      DATE      (000's)
------------------------------------------------------------------------------------------------------------------------
$     300   Flowood, MS, MFM .........................................................     1.700     1/2/02   $     300
      300   Harvard, IL, Health Care Fac. Rev., Ser. 1998 (Sacco Family LP Proj.) ....     2.050     1/3/02         300
      100   Hays, TX, Mem. Health Fac. Hosp. Rev .....................................     1.650     1/3/02         100
      140   Huntley, IL, IDR (Colony Inc. Proj.) .....................................     1.900     1/2/02         140
      115   Illinois Dev. Fin. Auth. MFM .............................................     1.750     1/4/02         115
      165   Indiana State, EDR .......................................................     1.800     1/3/02         165
      200   Iowa Higher Educ. Facs. (Palmer) .........................................     2.050     1/1/02         200
      100   Iowa Higher Educ. Loan Auth. Rev., (Grand View Proj.) ....................     2.050     1/1/02         100
    1,160   Mankato, MN, IDR, Ser. 1998 (Sacco Family LP Proj.) ......................     2.050     1/3/02       1,160
      150   Maricopa Co., AZ, IDR (McLane Co.) .......................................     2.100     1/3/02         150
      130   Met Govt. Nashville & Davidson Co's., TN, IDR ............................     1.600     1/3/02         130
      120   Met. Govt. Nashville & Davidson Co's., TN, Fac. Rev ......................     1.600     1/3/02         120
    1,000   Payne Co., OK, EDR, (Collegiate Hsg. Fndtn.) Ser. A ......................     1.850     1/3/02       1,000
    1,105   Salina, KS, Rev. (Salina Center Mall Ltd.) ...............................     1.800     1/3/02       1,105
    1,100   Scio Twnshp., MI, EDR (ADP Network) ......................................     2.050     1/2/02       1,100
      295   St. Louis, MO, Clearance Redev. Auth .....................................     1.750     1/3/02         295
      355   Wakarusa, IN, EDR (MMM-Invest Inc. Proj.) ................................     1.880     1/3/02         355
---------                                                                                                     ---------
$  10,715   TOTAL FLOATING & VARIABLE DEMAND NOTES
---------   (Amortized Cost $10,715) .................................................                        $  10,715
                                                                                                              ---------

------------------------------------------------------------------------------------------------------------------------
                                                                                                                MARKET
PAR VALUE                                                                                 COUPON   MATURITY     VALUE
 (000's)    ADJUSTABLE RATE PUT BONDS-- 24.1%                                              RATE      DATE      (000's)
------------------------------------------------------------------------------------------------------------------------
      500   Buckeye Tax-Exempt Mtg. Bond Trust .......................................     4.860     2/1/02         500
      130   Cuyahoga Co.,OH, IDR (Halle Office Bldg.) ................................     2.475     4/1/02         130
      570   Lexington-Fayette Co., Ky, Urban Govt. Rev. (Providence ..................     3.250     1/1/02         570
    1,200   Owensboro, KY, IDR, Ser. 1985 (Dart Container) ...........................     3.000     3/1/02       1,200
      190   Portage Co., OH, IDR (Neidlinger Proj.) ..................................     4.250     3/1/02         190
       40   Richland Co., OH, IDR (Robon Partnership Proj.) ..........................     3.100     4/1/02          40
      180   Summit Co., OH, IDR (Keltec Inc. Proj.) ..................................     4.250     3/1/02         180
      395   Summit Co., OH, IDR (L & W Mfg. Proj.) ...................................     3.200     4/1/02         395
      840   Summit Co., OH, IDR (S.D. Myers Inc. Proj.) ..............................     3.500    2/15/02         840
      575   Summit Co., OH, IDR (Struktol Co. America Proj.) .........................     4.250     3/1/02         575
      145   Summit Co., OH, IDR (Triscari Proj.) .....................................     4.250     3/1/02         145
    1,000   Westmoreland Co., PA, IDR (White Consolidated Industries) ................     3.190     6/1/02       1,000
$   5,765   TOTAL ADJUSTABLE RATE PUT BONDS
=========   (Amortized Cost $5,765) ..................................................                        $   5,765
                                                                                                              ---------
            TOTAL INVESTMENTS SECURITIES-- 99.6%
            (Amortized Cost $23,770) .................................................                        $  23,770

            OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.4% .............................                              102
                                                                                                              ---------

            NET ASSETS-- 100.0% ......................................................                        $  23,872
                                                                                                              =========

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

CALIFORNIA TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001 (UNAUDITED)

========================================================================================================================
                                                                                                                MARKET
PAR VALUE   FIXED RATE REVENUE & GENERAL                                                  COUPON   MATURITY     VALUE
 (000's)    OBLIGATION BONDS-- 28.9%                                                       RATE      DATE      (000's)
------------------------------------------------------------------------------------------------------------------------
$     200   Alameda Contra Costa CA, Tran. Dist. Cops ................................     3.000     8/1/02   $     201
      500   Beverly Hills, CA, USD Ref ...............................................     4.000     5/1/02         502
      500   Big Bear Lake, CA, Wtr. Rev ..............................................     6.375     4/1/22         516
      200   CA, EDL, Facs, Auth. Rev. Univ. of San Francisco .........................     6.400    2/22/02         210
      500   CA, St. FGIC .............................................................     7.000     8/1/02         513
      200   CA, St. GO ...............................................................     6.500     3/1/02         201
      100   CA, St. GO ...............................................................     6.200    11/1/02         103
      100   CA, Statewide Cmntys. Dev. ...............................................     6.000    2/22/02         105
      100   CA, Statewide Cmntys. Dev. Auth. Lease Rev ...............................     6.000    2/22/02         105
      170   Castro Valley, CA, USD Elec. of 1998 .....................................     7.750     8/1/02         175
      250   Central Valley, CA, SD Fing Auth. Ser. A .................................     5.750     8/1/02         256
      325   Dinuba, CA, Redev Agy. Tax Alloc. Proj. 2 ................................     2.000     9/1/02         325
      103   Duarte, CA Redev. Agcy Single Fam. Mtg. Rev. Ser. C ......................     6.400    10/1/02         106
      225   Duarte, CA, Redev. Agcy. Single Fam. Mtg. Rev. Ser. C ....................     6.400    10/1/02         232
      820   Elk Grove, CA, USD Spl. Tax Cmnty Facs D-1CA .............................     3.000    12/1/02         828
      100   Lancaster, CA, Cmnty Fac Dist. Spl. Tax ..................................     3.950     9/1/02         101
    2,060   Long Beach, CA, Bd. Fin. Auth. Lease Rev. Bond ...........................     1.400     1/2/02       2,059
      105   Los Angeles, CA, Cmnty. Redev. Agcy. (Hollywood) .........................     6.100     7/1/22         109
      220   Los Angeles, CA, Dept. Aprt. Rev. (LA Intl) ..............................     5.000    5/15/02         222
      250   Los Angeles, CA, Mun. Impt. Corp. Santn. Equip. Charge ...................     5.500     2/1/02         251
      100   Los Angeles, CA, Parking Rev. Bond Ser. A ................................     4.500     5/1/02         101
      200   Los Angeles, CA, Redev. Fin. Auth Rev ....................................     4.500     9/1/02         203
      200   Los Angeles, CA, Ser. A GO ...............................................     5.000     9/1/02         204
      105   Los Angeles, CA, Trans Sales Tax Rev. Bond ...............................     6.750    2/22/02         110
      330   Los Angeles, CA, Unified School Dist. Cops Ser. B ........................     5.000    10/1/02         338
    2,000   Los Angeles, CA, USD TRANS ...............................................     4.000    7/23/02       2,016
      250   Los Angeles, CA, Wastewtr. Sys. Rev., Ref. Ser. A ........................     5.500     2/1/02         251
      350   Manteca, CA, USD Spl Tax Cmnty Facs Dist. No. 89-2 .......................     2.500     9/1/02         351
    1,600   Menlo Park, CA, Cmnty. Dev. Agcy. Tax Alloc. Las Pulgas ..................     6.625    2/26/02       1,688
      285   Merced, CA, Irr. Dist. Ctfs. Par Wtr. Facs. Impt .........................     2.000    11/1/02         285
       50   Metropolitan Wtr. Dist. S. CA, ...........................................     5.500    2/22/02          52
      185   Murrieta, CA, Ctfs. Partn. Police Fac. Proj ..............................     3.100     3/1/02         185
      345   Norco, CA, Redev. Agcy. Tax Allocation Proj. Area ........................     2.100     3/1/02         345
      275   Norwalk, CA, Cmnty. Facs. Auth. Lease Rev ................................     3.000     4/1/02         276
      200   Novato, CA, Utgo Ser. A ..................................................     8.000     8/1/02         207
      165   Ontario, CA, Redev. Fin. Auth. Rev. Cimarron, CA, ........................     5.750     8/1/02         169
      750   Orange Co., CA, Arpt. Rev. Bond ..........................................     5.500     7/1/02         760
      100   Orange Co., CA, Cmnty Facs Dist. Spl Tax .................................     7.350    2/22/02         105
      600   Oxnard, CA, Fin. Auth. Solid Waste Rev. Bond .............................     4.800     5/1/02         604
      540   Paradise CA, Irr. Dist. Wtr. Dist ........................................     3.500     7/1/02         543
      500   Puerto Rico Comwlth. FSA .................................................     6.000    2/22/02         513
      150   Puerto Rico Comwlth. FSA .................................................     6.800    2/22/02         156
      350   Puerto Rico Elec. Pwr. Auth ..............................................     5.500     7/1/02         355

                           TOUCHSTONE FAMILY OF FUNDS
                                       33

CALIFORNIA TAX-FREE MONEY FUND (CONTINUED)
========================================================================================================================
                                                                                                                MARKET
PAR VALUE   FIXED RATE REVENUE & GENERAL                                                  COUPON   MATURITY     VALUE
 (000's)    OBLIGATION BONDS -- 28.9% (CONTINUED)                                          RATE      DATE      (000's)
------------------------------------------------------------------------------------------------------------------------
$     150   Puerto Rico Tel Rev. Ser. L ..............................................     5.750     1/1/02   $     152
      100   Rancho, CA, Wtr. Dist. Fin. Auth. Rev ....................................     6.500    11/1/02         104
      300   Redwood City, CA, Redev. Agcy. Tax Alloc. Rev ............................     4.350    7/15/02         304
      250   Riverside Co., CA, Sales Tax Rev. Ser. A .................................     4.125     6/1/02         252
      125   San Francisco, CA, City & Co., Cops ......................................     4.000     9/1/02         126
      260   San Francisco, CA, City & Co., Intl. Aprt ................................     6.200    2/22/02         269
      415   San Jacinto, CA, USD Cops ................................................     3.875    2/22/02         420
      260   San Luis Obispo, CA, Impt. Brd. Lease Rev. CCA ...........................     3.250    12/1/02         263
      145   San Luis Obispo, CA, Impt. Brd. Lease Rev. CCA ...........................     3.250    12/1/02         147
      225   San Ramon Valley, CA, Zero Coupon Note Ser. A ............................     0.000     7/1/02         222
      390   South Co., CA, Wasterwtr. Auth. Rev. Ser. A ..............................     5.900    2/26/02         406
      200   South Coast, Air Quality Mgmt. Dist. Bldg. Corp. CA, .....................     5.600     8/1/02         204
    3,500   Southern CA, Metro Wtr ...................................................     1.300     1/1/02       3,499
      150   Southern CA, Pub. Pwr. Auth. Palo Verde ..................................     5.750    2/22/02         153
      270   Southgate, CA, Cops Ser. A ...............................................     2.100     6/1/02         270
      285   Southgate, CA, Util. Auth. Rev. Wtr. & Swr. Sys ..........................     1.750    10/1/02         285
      900   Sunnyvale, CA, Fin Auth. Wtr. & Wastewtr. Rev ............................     2.500    10/1/02         904
      220   ValleJo City, CA, GO .....................................................     5.500     9/1/02         224
      150   Virgin Islands Pub. Fin. Auth. Rev. Ser. A ...............................     7.250    2/22/02         159
      125   Woodland CA, Jt. Uni. Sch. Dist ..........................................     8.000     8/1/02         129
---------                                                                                                     ---------
$  25,078   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
---------   (Amortized Cost $25,429) .................................................                        $  25,429
                                                                                                              ---------

------------------------------------------------------------------------------------------------------------------------
                                                                                                                MARKET
PAR VALUE                                                                                 COUPON   MATURITY     VALUE
  (000s)    FLOATING & VARIABLE DEMAND NOTES-- 65.1%                                       RATE      DATE       (000s)
------------------------------------------------------------------------------------------------------------------------
$   2,000   ABAG Fin. Auth. Nonprofit Corps. MFH Rev., Ser. A ........................     2.500     1/2/02   $   2,000
      425   CA, Infrastructure & Economic Dev. Bk. Rev ...............................     2.150     1/2/02         425
    1,800   California Hlth. Facs. Auth. Rev. (Episcopal Home Proj.) .................     4.150     1/2/02       1,800
      300   California Hsg. Fin. Agcy. Rev., Var. MFH ................................     1.700     1/1/02         300
      240   California Infrastructure & Economic Dev. IDR
               (Metrotile Mfg. Proj.), Ser. A ........................................     1.800     1/2/02         240
      400   California PCR Fin. Auth. Rev. Ser. 83 (Southdown, Inc.) .................     1.750     1/1/02         400
    3,100   California PCR Fin. Auth. Rev., Ser. B (Southdown, Inc.) .................     1.750    1/15/02       3,100
      700   California School Fac. Fin. Corp. COP, Ser. B ............................     1.350     1/2/02         700
    1,300   California Statewide Cmntys. Dev. Auth. Lease Rev., ......................     1.650     1/3/02       1,300
      140   California Statewide Comnty. Dev Corp Rev ................................     2.550     1/2/02         140
    2,730   Daly City, CA, Fin. Agcy. MFH Rev ........................................     1.350     1/2/02       2,730
    1,400   Hanford, CA, Sewer Rev., Ser. A ..........................................     2.450     1/3/02       1,400
      275   Huntington Park, CA, Public Fin. Auth. Lease Rev .........................     1.800     1/2/02         275
    3,000   Kings Co., CA, Hsg. Auth. Var. MFH .......................................     1.380     1/3/02       3,000
      500   Los Angeles, CA, Aprt. XL 562 ............................................     1.850     1/1/02         500
    2,900   Los Angeles, CA, Intl. Aprt ..............................................     1.850     1/1/02       2,900
      500   Los Angeles, CA, Regl. Aprt. Impt. Corp. Lease Rev.
               (American Airlines - La. Intl.) B .....................................     1.850     1/1/02         500

                           TOUCHSTONE FAMILY OF FUNDS
                                       34

CALIFORNIA TAX-FREE MONEY FUND (CONTINUED)
========================================================================================================================
                                                                                                                MARKET
PAR VALUE                                                                                 COUPON   MATURITY     VALUE
 (000's)    FLOATING & VARIABLE DEMAND NOTES-- 65.1% (CONTINUED)                           RATE      DATE      (000's)
------------------------------------------------------------------------------------------------------------------------
$   1,510   Los Angeles, CA, Regl. Arpts. Impt. Corp. Lease Rev.
               (American Airls. - La. Intl.), E ......................................     1.850     1/1/02   $   1,510
    4,600   Los Angeles, CA, Wtr. & Pwr Rev ..........................................     1.350     1/3/02       4,600
    3,300   Los Angeles, CA, Wtr. & Pwr. Rev .........................................     1.350     1/3/02       3,300
      200   Los Angeles, Co., CA, Santn. Dists. Auth. Rev ............................     1.750     1/1/02         200
      600   Montebello, CA, IDA IDR (Sunclipse Inc., Proj.) ..........................     1.950     1/1/02         600
      100   Montebello, CA, USD ......................................................     4.500     8/1/02         101
      800   Orange CA, Idr. Con Air Co., .............................................     1.700     1/2/02         800
    1,145   Oxnard CA, IDA IDR (Van R Dental Prods, Inc.) ............................     1.850     1/2/02       1,145
    1,890   Riverside Co., CA, Hsg. Auth. Hsg. Rev. Var. Ref .........................     1.400     1/3/02       1,890
    1,450   Riverside Co., CA, Ind. Dev. Auth. Amt ...................................     1.600     1/3/02       1,450
    1,300   Riverside Co., CA, Ind. Dev. Auth. Series B Amt ..........................     1.600     1/3/02       1,300
    2,010   Riverside Co., CA, MFH. Rev. Var. Hsg. Ref ...............................     1.650    1/16/02       2,010
      700   Riverside, CA, IDA IDR Issue A (Sunclipse Inc. Proj.) ....................     1.950     1/1/02         700
      900   San Bernardino Co., CA, Capital Impt .....................................     1.450     1/3/02         900
      655   San Dimas CA, Redevelopment Agcy. Rev., Ser. 1983 ........................     1.800     1/1/02         655
    3,800   San Francisco, CA, City & Co. Fin. Corp. Lease Rev.,
               (Moscone Center Expansion Proj.) Ser. 2 ...............................     1.300     1/3/02       3,800
    1,000   San Francisco, CA, City & Co. Redev. Agcy. MFH Rev.,
               (Orlando Cepeda Place) Ser. D .........................................     1.450     1/3/02       1,000
    1,000   San Jose, CA, Mtg. Rev. Var. MFH Somerset ................................     1.500     1/3/02       1,000
    3,500   San Rafael, CA, IDR Bonds (Phoenix American Inc.) ........................     1.650     1/2/02       3,500
      500   Simi Valley, CA, Comnty Dev. Agcy. MFH Rev., 1985 Issue A ................     1.350     1/1/02         500
    2,100   Sweetwater, CA, UN. HS. Dist. Cops .......................................     1.500     1/3/02       2,100
      500   Upland, CA, Apt. Dev. Rev., Ref. (Mtn. Springs) Issue A ..................     1.500     1/3/02         500
    1,600   Vacaville, CA, IDA IDR (Leggett & Platt, Inc.) Ser. B ....................     1.750     1/2/02       1,600
      315   Wilsona, CA, Sch. Dist. Ctfs. Partn. Cap. Fing. Ref. Proj ................     4.450     6/1/02         317
---------                                                                                                     ---------
$  57,185   TOTAL FLOATING & VARIABLE DEMAND NOTES
---------   (Amortized Cost $57,188) .................................................                        $  57,188
                                                                                                              ---------

------------------------------------------------------------------------------------------------------------------------
                                                                                                                MARKET
PAR VALUE                                                                                 COUPON   MATURITY     VALUE
 (000's)    TAX-EXEMPT COMMERCIAL PAPER-- 5.7%                                             RATE      DATE      (000's)
------------------------------------------------------------------------------------------------------------------------
$   2,000   California Infrastructure & EDR ..........................................     1.750     8/9/02   $   2,000
    3,000   East Bay, CA, Muni. Util. Dist ...........................................     2.400    2/12/02       3,000
---------                                                                                                     ---------
$   5,000   TOTAL TAX-EXEMPT COMMERCIAL PAPER (Amortized Cost $5,000) ................                        $   5,000
---------                                                                                                     ---------

            TOTAL INVESTMENTS SECURITIES-- 99.7%
            (Amortized Cost $87,617) .................................................                        $  87,617

            OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.3% .............................                              275
                                                                                                              ---------

            NET ASSETS-- 100.0% ......................................................                        $  87,892
                                                                                                              =========

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

OHIO TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001 (UNAUDITED)

========================================================================================================================
                                                                                                                MARKET
PAR VALUE   FIXED RATE REVENUE & GENERAL                                                  COUPON  MATURITY      VALUE
 (000's)    OBLIGATION BONDS-- 31.4%                                                       RATE     DATE       (000's)
------------------------------------------------------------------------------------------------------------------------
$   1,595   Allen Co., OH, Var. Purpose LTGO Bans 2001 ...............................     2.700   9/12/02 $      1,597
    1,250   American Mini. Pwr. OH, Inc. BANS ( Village of Deshler) ..................     3.000    7/10/02       1,250
      700   American Muni. Pwr. OH, ( Village of New Bremen) .........................     3.050    7/10/02         700
    1,100   American Muni. Pwr. OH, BANS ( Genoa Village Proj.) ......................     2.350   10/10/02       1,100
      750   American Muni. Pwr. OH, Inc. BANS ........................................     2.950    6/21/02         750
    2,400   American Muni. Pwr. OH, Inc. BANS ( Bowling Green Proj.) .................     2.250    12/4/02       2,400
    3,500   American Muni. Pwr. OH, Inc. BANS ( Montpelier Village) ..................     3.000    7/12/02       3,500
      650   American Muni. Pwr. OH, Inc. BANS ( Village of Yellow Springs) ...........     2.450    11/7/02         650
    1,800   American Muni. Pwr. OH, Inc. BANS ( Wapakoneta) ..........................     3.000    7/26/02       1,800
      390   American Muni. Pwr. OH, Inc. BANS (Bradner Vlg. Proj.) ...................     3.800    3/22/02         390
    1,050   American Muni. Pwr. OH, Inc. BANS (Hubbard Proj.) ........................     2.150   12/27/02       1,050
    1,000   American Muni. Pwr. OH, Inc. BANS (Monroeville Village Proj.) ............     2.450   11/26/02       1,000
      850   American Muni. Pwr. OH, Inc. BANS (Oberlin Proj.) ........................     2.250   12/11/02         850
    2,600   American Muni. Pwr. OH, Inc. BANS (Pioneer Village) ......................     2.400   10/31/02       2,600
    1,600   American Muni. Pwr. OH, Inc. BANS (Shelby Proj.) .........................     2.300   11/26/02       1,600
    3,600   Beavercreek, OH, CSD TANS Spl. Oblig .....................................     3.450    3/15/02       3,604
      500   Belmont Co., OH Wtr. Improv. Bans ........................................     2.620   10/10/02         501
      400   Bloomville, OH, BANS .....................................................     4.400     5/9/02         401
      400   Canal Winchester, OH, BANS ...............................................     3.460     5/1/02         400
      490   Canal Winchester, OH, BANS ...............................................     3.650     5/1/02         490
      500   Chillicothe, OH, BANS ....................................................     3.110     8/2/02         501
    3,300   Clermont Co., OH, Rd. Improv. LTGO .......................................     2.450   12/12/02       3,306
      655   Clermont Co., Oh, Var. Impt. Bonds .......................................     2.150    12/1/02         655
    2,000   Cleveland OH, Pkg. Facs. Rev. Impt .......................................     8.100    2/22/02       2,124
      460   Cleveland, OH, Waterworks Impt. Rev., Ser. F .............................     6.500     1/1/02         469
      500   Clyde, OH, Rev. BANS .....................................................     3.450    6/20/02         501
      360   Cuyahoga Co., OH, Hosp. Rev. (University Hosp.) ..........................     6.250    1/15/02         368
    1,900   Dayton, OH, GO BANS ......................................................     2.700    5/30/02       1,901
    2,542   Deerfield Twp. OH, TANS, Series 2001 .....................................     2.350    12/5/02       2,548
    1,102   Deerfield Twp., OH, BANS .................................................     3.300    5/15/02       1,103
    1,227   Deerfield Twp., OH, Pk. Land Acquisition Nts. ............................     3.960    3/28/02       1,228
      750   Deerfield Twp., OH, TANS .................................................     3.940     2/1/02         750
      975   Defiance Co., OH, BANS Ser. A ............................................     3.000     8/1/02         976
    4,355   Delaware OH, BANS GO .....................................................     3.000    8/29/02       4,368
      775   Fairborn, OH, CSD BANS ...................................................     4.000     3/4/02         776
    1,050   Fairfield, OH, BANS ......................................................     3.000    8/23/02       1,052
      750   Fairfield, OH, CSD TANS ..................................................     2.710   10/24/02         753
      825   Forest Park, OH, GO ......................................................     3.750    12/1/02         838
      500   Franklin Co., OH, Hosp. Rev. Ser. 1991 (Holy Cross) ......................     6.750    2/22/02         520
      291   Franklin, Co., OH, ST. Impro. LTGO BANS ..................................     2.970   10/10/02         292
    5,000   Garfield Heights, OH, CSD BANS ...........................................     3.490    3/11/02       5,004
    2,369   Garfield Hgts. OH, CSD Engy Cons BANS ....................................     3.110   10/29/02       2,384
    1,000   Glenwillow Vlg., OH, BANS ................................................     3.400    6/27/02       1,001
      810   Granville, OH, BANS ......................................................     2.610   10/29/02         812
      630   Green City, OH, LTGO BANS ................................................     3.000   10/23/02         634

                           TOUCHSTONE FAMILY OF FUNDS
                                       36

OHIO TAX-FREE MONEY FUND (CONTINUED)
========================================================================================================================
                                                                                                                MARKET
PAR VALUE   FIXED RATE REVENUE & GENERAL                                                  COUPON   MATURITY     VALUE
 (000's)    OBLIGATION BONDS -- 31.4% (CONTINUED)                                          RATE      DATE      (000's)
------------------------------------------------------------------------------------------------------------------------
$     500   Hamilton Co., OH, Hosp. Fac. Rev. (Bethesda Hosp.) .......................     7.000     1/1/02   $     502
      590   Hamilton, OH, CSD BANS ...................................................     3.950    2/28/02         590
    4,400   Hebron, OH, Sewer Sys. Rev ...............................................     4.000    1/30/02       4,403
    1,900   Hilliard, OH, BANS .......................................................     3.150    7/18/02       1,904
    2,600   Hilliard, OH, BANS .......................................................     3.050     9/5/02       2,609
    3,000   Hillsboro, OH, CSD BANS ..................................................     3.980     2/4/02       3,001
    3,650   Hillsboro, OH, CSD BANS ..................................................     3.510    5/23/02       3,655
    1,000   Kent St. University General Receipts Rev., Prerefunded @ 102 .............     6.500    2/22/02       1,033
      600   Lancaster City, OH .......................................................     2.600   11/14/02         601
    6,250   Lebanon, OH, CSD UTGO BANS ...............................................     2.770     3/5/02       6,257
      774   Licking Heights, OH, LSD Energy Conservation Nts. ........................     4.160    4/26/02         776
    3,011   Maple Heights OH City Sch. Dist. BANS Ser. B .............................     3.450    5/10/02       3,014
    2,945   Marysville, OH, Nts. .....................................................     3.510    1/24/02       2,945
      215   Mason, OH, City Sch. Dist. BANS ..........................................     3.750    1/24/02         215
    1,150   Mason, OH, City Sch. Dist. BANS Ser. A ...................................     3.580    2/14/02       1,150
    2,100   Mason, OH, Land Acq. LTGO BANS ...........................................     2.480   10/24/02       2,104
    4,000   Miami East, OH, LSD UTGO .................................................     2.410     6/6/02       4,010
    1,900   Monroe, OH, BANS .........................................................     3.070    8/21/02       1,904
    2,250   Morgan Cnty., OH, BANS ...................................................     2.990     9/5/02       2,254
      250   Mt. Gilead, OH, Wtr. Dist ................................................     2.940   10/31/02         251
    2,000   MT. Vernon, OH, BANS .....................................................     2.870    9/24/02       2,007
      370   Muskingum Cnty., OH, GO ..................................................     2.450   11/26/02         371
      990   Muskingum Co., OH, Var. San ..............................................     2.800    9/18/02         992
    1,600   North Randall Village, OH ................................................     2.850   10/17/02       1,603
    1,000   Norton, OH, BANS .........................................................     3.250     7/3/02       1,001
      100   Ohio ST. Bldg. Auth ......................................................     4.500    10/1/02         102
      170   Ohio State Higher Edl. Fac. Commn. Rev., Higher Edl.
               (Univ. Northwestern) ..................................................     3.250     1/1/02         170
    1,550   Olentangy, OH, LSD UTGO BANS .............................................     2.750    2/19/02       1,551
    1,250   Olmstead Falls, OH, LTGO BANS ............................................     2.450   10/24/02       1,252
    1,070   Pickerington OH, BANS ....................................................     3.250    8/16/02       1,073
      550   Pickerington, OH, BANS (San. Swr. Sys.) ..................................     3.130    6/21/02         551
      550   Pickerington, OH, BANS (Wtr. Sys.) .......................................     3.130    6/21/02         551
      455   Richland Co., Energy Con .................................................     2.720    10/3/02         457
      430   River Valley, OH, LSD ....................................................     2.200    11/1/02         430
    1,500   Ross Co., OH, BANS .......................................................     3.400    5/15/02       1,500
    1,800   Sheffield, OH, Bd. Antic .................................................     3.600    1/29/02       1,801
    2,000   Shelby Co., OH, BANS .....................................................     3.830    2/28/02       2,001
    1,375   South-Western, OH, CSD ...................................................     3.250    5/16/02       1,379
    2,500   Springboro, OH, BANS .....................................................     3.300    5/30/02       2,502
    2,415   Springfield, OH, BANS ....................................................     3.300     3/1/02       2,417
    1,700   Springfield, OH, LTGO BANS ...............................................     2.800    9/26/02       1,704
    3,945   ST. Clairsville & Richland OH, CSD UTGO BANS .............................     2.650    7/18/02       3,956
    1,109   Sunbury, OH, BANS ........................................................     3.600    4/25/02       1,110
    2,000   Swanton, OH, LSD School GO ...............................................     2.950    9/18/02       2,006
      750   Tiffin, OH, Cent. Sch. Dist. Nts. ........................................     3.780     5/9/02         751
    1,398   Toledo, OH, CSD BANS .....................................................     4.000    1/25/02       1,399

                           TOUCHSTONE FAMILY OF FUNDS
                                       37

OHIO TAX-FREE MONEY FUND (CONTINUED)
========================================================================================================================
                                                                                                                MARKET
PAR VALUE   FIXED RATE REVENUE & GENERAL                                                  COUPON  MATURITY      VALUE
 (000's)    OBLIGATION BONDS -- 31.4% (CONTINUED)                                          RATE     DATE       (000's)
------------------------------------------------------------------------------------------------------------------------
$   1,100   Willard, OH, BANS ........................................................     3.500   5/23/02 $      1,101
    1,860   Wilmington, OH, BANS .....................................................     3.640    1/15/02       1,860
    6,000   Wolf Creek, OH, GO BANS ..................................................     2.910    8/10/02       6,015
      967   Wyoming, OH, BANS ........................................................     3.000    7/11/02         968
    1,920   Yellow Springs, OH, School ...............................................     2.950    9/19/02       1,925
---------                                                                                                     ---------
$ 150,760   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
---------   (Amortized Cost $151,181) ................................................                        $ 151,181
                                                                                                              ---------

------------------------------------------------------------------------------------------------------------------------
                                                                                                                MARKET
PAR VALUE                                                                                 COUPON   MATURITY     VALUE
 (000's)    FLOATING & VARIABLE DEMAND NOTES-- 59.5%                                       RATE      DATE      (000's)
------------------------------------------------------------------------------------------------------------------------
$   2,400   ABN AMRO Munitops Trust Cert .............................................     1.650     1/2/02   $   2,400
    3,000   ABN AMRO Munitops Trust Cert. 1998-I8 (Cleveland Water Works) ............     3.000     1/1/02       3,000
      350   Akron, Bath & Copley, OH, Joint Twnsp. Hosp. Rev.
               (Visiting Nurse Svcs. Proj.) ..........................................     1.800     1/3/02         350
    2,400   Ashtabula Co., OH, Hosp. Fac. Rev., Ser. 1995
               (Ashtabula Co. Med. Ctr. Proj.) .......................................     1.680     1/3/02       2,400
    4,000   Athens Co., OH, Port. Auth. Hsg. Rev., Adj.
               (University Hsg. For Ohio Inc. Proj.) .................................     1.750     1/3/02       4,000
      425   Brunswick, OH, IDR, Ser. A (Kindercare Learning) .........................     1.900     1/2/02         425
    2,230   Butler Co., OH, Hosp. Fac. Rev. Ser. 1998A
               (Berkeley Square Retirement Ctr. Proj.) ...............................     1.730     1/3/02       2,230
      895   Centerville, OH, Health Care Rev. (Bethany Memorial) .....................     1.900     1/2/02         895
    1,450   Cincinnati & Hamilton Co., OH, Port. Auth. Economic Dev. Rev., Adj.
               (Kenwood Office Assoc. Proj.) .........................................     2.000     1/1/02       1,450
    1,300   Clinton Co., OH, Hosp. Rev. (Clinton Memorial Hosp.) .....................     1.800     1/3/02       1,300
    2,700   Clinton Co., OH, Hosp. Rev. Pooled Fin. Prog .............................     1.750     1/2/02       2,700
      300   Columbus, OH, Swr. Adj. Ref ..............................................     1.600     1/3/02         300
    2,000   Cuyahoga Co., OH, Cont. Care Facs. Rev ...................................     1.650     1/2/02       2,000
    2,035   Cuyahoga Co., OH, Educ. Fac. Rev., Ser. 1998
               (United Cerebral Palsy Assoc.) ........................................     1.850     1/2/02       2,035
   10,000   Cuyahoga Co., OH, Health Care Fac. Rev ...................................     1.750     1/3/02      10,000
    5,500   Cuyahoga Co., OH, Hosp. Rev. (University Hospitals He.) ..................     1.600     1/3/02       5,500
    4,000   Cuyahoga Co., OH, Hosp. Rev. Ser. 96B ....................................     1.650     1/2/02       4,000
    4,470   Cuyahoga Co., OH, Hosp. Rev., Ser. 1997D .................................     1.900     1/1/02       4,470
    5,375   Cuyahoga Co., OH, Hospital Ser. 97C ......................................     1.650     1/2/02       5,375
    3,335   Cuyahoga Co., OH, IDR (S&R Playhouse Realty) .............................     2.200     1/1/02       3,335
    2,000   Cuyahoga Co., OH, IDR Ser. 1989 (Motch Corp. Proj.) ......................     2.000     1/3/02       2,000
   15,000   Cuyahoga, Co., OH Rev. (Cleveland Clinic) ................................     1.650     1/2/02      15,000
    1,850   Cuyahoga, Co., OH, Civic Fac. Rev. Modal W Side Ecum .....................     1.850     1/3/02       1,850
    3,415   Delaware Co., OH, Health Care Fac. Rev ...................................     1.760     1/3/02       3,415
    2,100   Delaware Co., OH, IDR (Radiation Sterilizers, Inc.) ......................     2.000     1/2/02       2,100
      600   Delaware Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.) ........................     1.800     1/2/02         600
    1,705   Erie Co., OH, IDR (Toft Dairy, Inc.) .....................................     1.850     1/2/02       1,705
    2,200   Franklin Co., OH Health Care Fac. Rev ....................................     1.800     1/3/02       2,200
    2,475   Franklin Co., OH, EDR (Dominican Sisters) ................................     1.850     1/3/02       2,475
    1,760   Franklin Co., OH, EDR Adj. (Columbus Montessori Education Center) ........     1.710     1/3/02       1,760

                           TOUCHSTONE FAMILY OF FUNDS
                                       38

OHIO TAX-FREE MONEY FUND (CONTINUED)
========================================================================================================================
                                                                                                                MARKET
PAR VALUE                                                                                 COUPON   MATURITY     VALUE
 (000's)    FLOATING & VARIABLE DEMAND NOTES-- 59.5% (CONTINUED)                           RATE      DATE      (000's)
------------------------------------------------------------------------------------------------------------------------
$   3,215   Franklin Co., OH, EDR, Ser. 1998 (Unity Resource Center Proj.) ...........     1.850     1/3/02   $   3,215
    1,105   Franklin Co., OH, Health Care Fac. Rev., (Lifeline Organ Procurement) ....     1.850     1/3/02       1,105
      995   Franklin Co., OH, Hosp. Rev., Ref. (US Health Corp.), Ser. C .............     1.600     1/3/02         995
      400   Franklin Co., OH, IDR (Columbus College) .................................     1.800     1/3/02         400
    1,100   Franklin Co., OH, IDR (Jacobsen Stores) ..................................     2.300     1/1/02       1,100
    1,045   Franklin Co., OH, IDR (Ohio Girl Scouts) .................................     1.800     1/3/02       1,045
    1,080   Franklin Co., OH, IDR Ser. A (Kindercare) ................................     1.900     6/1/02       1,080
    1,800   Fulton, OH, Idr. (Polycraft Inc.) ........................................     2.150     1/3/02       1,800
    1,900   Geauga Co., OH, Health Care Fac. Rev., Ser. 1998A (Heather Hill Proj.) ...     1.710     1/3/02       1,900
      845   Greene Co., OH, Health Care Fac. Rev. (Green Oaks Proj.) .................     1.850     1/2/02         845
      520   Hamilton Co., OH, Econ. Dev. Gen. Prost ..................................     1.690     1/2/02         520
    1,079   Hamilton Co., OH, EDR, Ser. 1995
               (Cincinnati Assoc. for the Performing Arts) ...........................     1.730     1/3/02       1,079
      500   Hamilton Co., OH, Hosp. Fac. (Children's Hospital) .......................     1.710     1/3/02         500
    7,700   Hamilton Co., OH, Hosp. Fac. Rev., Adj. (Health Alliance), Ser. A ........     1.620     1/2/02       7,700
      400   Hamilton Co., OH, Hosp. Fac. Rev., Adj. (Health Alliance), Ser. E ........     1.620     1/2/02         400
      600   Hamilton Co., OH, Hosp. Fac. Rev., Adj. (Health Alliance), Ser. F ........     1.650     1/1/02         600
    6,500   Hamilton Co., OH, Hosp. Fac. Rev., Ser. F
               (Health Alliance of Greater Cincinnati) ...............................     1.650     1/2/02       6,500
    2,500   Hamilton Co., OH, IDR (ADP System) .......................................     1.800    1/15/02       2,500
    3,945   Hamilton Co., OH, Sales Tax Floater Ctfs. Ser. 356 .......................     1.690     1/3/02       3,945
    2,944   Hamilton OH, MFH Rev., Ser. A (Knollwood Village Apts.) ..................     1.680     1/3/02       2,944
      960   Hamilton, Co., OH, Health Care Fac. Rev. (Aloysius Orphanage Proj.) ......     1.850     1/2/02         960
    1,989   Hamilton, OH, MFH Rev. (Knollwood Village Apts.) .........................     1.680     1/3/02       1,989
    2,659   Hancock Co., OH, MFM Rev., Ser. A (Crystal Glen Apts. Proj. Phase II) ....     1.680     1/3/02       2,659
      375   Hudson Village, OH, IDR, Ser. A (Kindercare ..............................     1.900     1/2/02         375
    3,970   Kent State Univ. Pays Qtr. 1st of the Month ..............................     1.750     1/2/02       3,970
    5,905   Lima, OH, Hosp. Fac. & Impt. Rev., Ser. 1996 (Lima Memorial Hosp.) .......     1.850     1/3/02       5,905
    1,750   Lorain Co., OH, IDR (EMH Med. Ctr. Proj.) ................................     1.850     1/2/02       1,750
      270   Lucas Co., OH, IDR (Associates Proj.) ....................................     1.900     1/3/02         270
      200   Lucas Co., OH, Rev. (Sunshine Children's Home) ...........................     1.800     1/3/02         200
    2,635   Mahoning Co., OH, Health Care Fac. Rev. (Copeland Oaks) ..................     1.680     1/3/02       2,635
    1,005   Mahoning Co., OH, Health Care Fac. Rev. (Ohio Heart Institute) ...........     1.800     1/3/02       1,005
    4,000   Mahoning Co., OH, Hospital Fac. (Forum Health Oblig.) ....................     1.650     1/3/02       4,000
    3,305   Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ....................     1.680     1/3/02       3,305
      300   Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ....................     1.680     1/3/02         300
      175   Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ....................     1.780     1/3/02         175
    1,150   Mason, OH, Tax Increment Fin. Rev. (Central Park Proj.) ..................     1.780     1/3/02       1,150
      300   Medina, OH, IDR (Kindercare) .............................................     1.900     1/2/02         300
      600   Meigs Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.) ...........................     1.800     1/2/02         600
    2,750   Miami Cnty., OH, Hosp. Fac. Upper Valley Medical .........................     1.670     1/4/02       2,750
      287   Middletown, OH, IDR, Ser. A (Kindercare) .................................     1.900     1/2/02         287
    1,045   Monroe, OH, IDR, Ser. 1985 (Magnode Corp.) ...............................     1.900     1/2/02       1,045
    2,100   Montgomery Co., OH, (Miami Valley Hosp.) .................................     1.900     1/1/02       2,100
    2,000   Montgomery Co., OH, EDR (Dayton Art Institute) ...........................     1.700     1/2/02       2,000
    2,930   Montgomery Co., OH, Health Care Rev. (Comm. Blood Ctr. Proj.) ............     1.800     1/3/02       2,930
      340   Montgomery Co., OH, IDR (Kindercare) .....................................     1.900     1/2/02         340

                           TOUCHSTONE FAMILY OF FUNDS
                                       39

OHIO TAX-FREE MONEY FUND (CONTINUED)
========================================================================================================================
                                                                                                                MARKET
PAR VALUE                                                                                 COUPON   MATURITY     VALUE
 (000's)    FLOATING & VARIABLE DEMAND NOTES-- 59.5% (CONTINUED)                           RATE      DATE      (000's)
------------------------------------------------------------------------------------------------------------------------
$   3,600   Montgomery Co., OH, Ltd. Oblig. Rev., Ser. 1996
               (St.Vincent de Paul Proj.) ............................................     1.750     1/3/02   $   3,600
    1,000   Morrow Co., OH, IDR (Field Container Corp.) ..............................     1.750     1/2/02       1,000
    2,600   Muskingum Co., OH, IDR (Elder-Beerman) ...................................     1.800     1/2/02       2,600
    1,800   Ohio St. Air Quality Dev. Auth. Rev. (CG&E), Ser. A ......................     1.900     1/1/02       1,800
      800   Ohio St. Air Quality Dev. Auth. Rev., Ser. 2000A .........................     1.900     1/1/02         800
    2,600   Ohio St. Air Quality Dev. Auth. Rev., Var. Ref. (Pollution Ctrl. Timken Co.)   1.700     1/2/02       2,600
    3,585   Ohio St. Bldg. Auth. Fltr. Ctfs. Ser. 266 ................................     1.690     1/3/02       3,585
      500   Ohio St. Higher Ed. Fac. Comm. Rev. Pooled Fin ...........................     1.800     1/3/02         500
    5,900   Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.) ............................     1.800     1/3/02       5,900
    4,500   Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.) ............................     1.800     1/3/02       4,500
      200   Ohio St. PCR (Sohio Water Proj.) .........................................     1.950     1/1/02         200
    4,620   Ohio St. Turnpike Rev., Ser. 71 ..........................................     1.690     1/3/02       4,620
    2,100   Ohio St. Univ. Gen. Rcpts. Var., Sub. ....................................     1.650     1/5/02       2,100
    2,000   Ohio ST. Univ., Ser. 1997 ................................................     1.500     1/3/02       2,000
    1,000   Ohio St. Wtr. Dev. Auth. Pollution Ctrl. Facs. Rev., Var., Ser. B
               (Cleveland Elec.) .....................................................     1.650     1/2/02       1,000
    4,260   Ohio State Air Quality Dev. Auth. Rev., Adj. Ref .........................
            (Pollution Control), Diquesne B ..........................................     1.750     1/2/02       4,260
    3,710   Ohio State University General Rcpt. Rev ..................................     1.500     1/3/02       3,710
      500   Ohio State Water Dev. Auth. Pollution Control Fac. Rev., Var. Ref.
               (Toledo Edison Co. Proj.), A ..........................................     1.900     1/1/02         500
      185   Ohio State Water Dev. Auth. Rev., Dates Ref.
               (Environmental Mead. Co.), B ..........................................     1.800     1/2/02         185
      550   Orrville, OH, Hosp. Fac. Rev., Ser. 1990 (Orville Hosp.) .................     1.750     1/2/02         550
    1,665   Ottawa Co., OH, Hosp. Fac. Rev. (Luther Home of Mercy Proj.) .............     1.800     1/3/02       1,665
   15,995   Puerto Rico Commonwealth Hwy. & Transportation Auth ......................     1.410     1/3/02      15,995
   18,400   Puerto Rico Elec. Pwr. Auth. Rev. Tr. Rob./Ins. Trust Rcpts.
               Cl. F, Ser. 16HH ......................................................     1.410     1/3/02      18,400
    3,660   Puerto Rico Elec. Pwr. SGA- 43 ...........................................     1.400     1/3/02       3,660
      200   Puerto Rico Infrastructure Fin. Auth. 2000 Ser. A ........................     1.800     1/1/02         200
      100   Puerto Rico Pub. Bldgs. Auth. Rev. Gtd. Mun. Secs. Tr. Rcpts., Ser. SGA16      1.450     1/3/02         100
      675   Reynoldsburg, OH, CSD GO Prerefunded @102 ................................     6.550     1/3/02         715
      600   Rickenbacker, OH, Port. Auth. Rev. (Rickenbacker Holdings, Inc.) .........     1.800     1/3/02         600
    5,160   Sharonville, OH, IDR (Duke Realty Proj.) .................................     1.800     1/3/02       5,160
    1,695   Summit Co., OH, Health Care Fac. Rev., Ser. 1997 (Evant, Inc. Proj.) .....     1.800     1/3/02       1,695
      485   Summit Co., OH, IDR (Go-Jo Indust., Inc. Proj.) ..........................     1.800     1/3/02         485
    1,400   Summit Co., OH, Rev. Adj. (Goodwill Ind. Akron Inc.) .....................     1.700     1/2/02       1,400
    2,800   Summit, OH, Civic Fac. Rev., Ser. 1997 (YMCA Proj.) ......................     1.850     1/2/02       2,800
    3,995   Univ. of Akron, OH, Gen. Rec., Ser. 165 ..................................     1.690     1/3/02       3,995
    1,165   Village of Andover, OH, Health Care Fac. Rev., Ser. 1996
               (D&M Realty Proj.) ....................................................     1.680     1/3/02       1,165
      375   Wadsworth, OH, IDR (Kindercare) ..........................................     1.900     1/2/02         375
    1,600   Warren Co., OH, IDR (Liquid Container Proj.) .............................     1.900     1/3/02       1,600
      450   Westlake, OH, IDR (Nordson Co.) ..........................................     1.850     1/3/02         450
    5,000   Woodlawn, OH, EDR (Goodwill Inds Project) ................................     1.730     1/3/02       5,000
      600   Wyandot Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.) .........................     1.800     1/2/02         600
---------                                                                                                     ---------
$ 286,473   TOTAL FLOATING & VARIABLE DEMAND NOTES
---------   (Amortized Cost $286,513) ................................................                        $ 286,513
                                                                                                              ---------

                           TOUCHSTONE FAMILY OF FUNDS
                                       40

OHIO TAX-FREE MONEY FUND (CONTINUED)
========================================================================================================================
                                                                                                                MARKET
PAR VALUE                                                                                 COUPON   MATURITY     VALUE
 (000's)    ADJUSTABLE RATE PUT BONDS-- 4.4%                                               RATE      DATE      (000's)
------------------------------------------------------------------------------------------------------------------------
$     175   Cincinnati & Hamilton Co., OH, Port Auth. EDR
               (Kenwood Office Assoc. Proj.) .........................................     2.850     8/1/02   $     175
    1,230   Clermont Co., OH, EDR (John Q. Hammons Proj.) ............................     2.200     5/1/02       1,230
      165   Cuyahoga Co., OH, Health Care Rev ........................................     3.000     6/1/02         165
    4,310   Cuyahoga Co.,OH, IDR (Halle Office Bldg.) ................................     2.475     4/1/02       4,310
    4,290   Franklin Co., OH, IDR (Leveque & Assoc. Proj.) ...........................     3.200     6/1/02       4,290
      760   Gallia Co., OH, IDR (Jackson Pike Assoc.) ................................     2.950    6/15/02         760
    3,490   Miami Valley, OH, Tax-Exempt Mtg. Rev. Ser. 1986 .........................     4.880    4/15/02       3,490
    2,695   Ohio St. HFA MFH (Lincoln Park) ..........................................     2.250     5/1/02       2,695
    3,110   Richland Co., OH, IDR (Mansfield Sq. Proj.) ..............................     3.100    5/15/02       3,110
      895   Scioto Co., OH, Health Care Rev. (Hillview Retirement) ...................     3.100     6/1/02         895
---------                                                                                                     ---------
$  21,120   TOTAL ADJUSTABLE RATE PUT BONDS (Amortized Cost $21,120) .................                        $  21,120
---------                                                                                                     ---------

------------------------------------------------------------------------------------------------------------------------
                                                                                                                MARKET
PAR VALUE                                                                                 COUPON   MATURITY     VALUE
 (000's)    TAX-EXEMPT COMMERCIAL PAPER-- 4.3%                                             RATE      DATE      (000's)
------------------------------------------------------------------------------------------------------------------------
$  12,900   Lorain Co., OH, Hosp. Rev. (Catholic Hlth. Partners) .....................     2.100    3/12/02   $  12,900
    5,000   Lorain Co., OH, Hosp. Rev. (Catholic Hlth. Partners) .....................     3.150    1/15/02       5,000
    3,000   Ohio Air Quality Dev. Auth. PCR ..........................................     1.500    1/10/02       3,000
---------                                                                                                     ---------
$  20,900   TOTAL TAX-EXEMPT COMMERCIAL PAPER
=========   (Amortized Cost $20,900) .................................................                        $  20,900
                                                                                                              ---------
            TOTAL INVESTMENTS SECURITIES-- 99.6%
            (Amortized Cost $479,714) ................................................                        $ 479,714

            OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.4% .............................                            2,050
                                                                                                              ---------

            NET ASSETS-- 100.0% ......................................................                        $ 481,764
                                                                                                              =========

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

FLORIDA TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001 (UNAUDITED)

========================================================================================================================
                                                                                                                MARKET
PAR VALUE                                                                                 COUPON   MATURITY     VALUE
 (000's)    FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 36.8%                          RATE      DATE      (000's)
------------------------------------------------------------------------------------------------------------------------
$     200   Boca Ranton,FL, Cmnty. Redev. Agy. Tax Increment Rev.,
               (Minzer Park Proj.) ...................................................     5.800     3/1/02   $     205
      395   Cape Coral, FL, Spl Oblig. Rev. Water Impt ...............................     6.375    2/22/02         410
      100   Celebration Cmnty. Dev. Dist. FL, Spec. Assmt ............................     5.350     5/1/02         101
      420   Dade Co., FL, GO .........................................................    12.000    10/1/02         451
      100   Dade Co., FL, Pub Facs. Reve (Jackson Hosp.) .............................     5.000     6/1/02         101
      250   Delray Beach, FL, Util. Tax Revenue Bond .................................     5.800     6/1/02         253
       65   Fernandina Beach FL, GO ..................................................     4.000     4/1/02          65
      500   FL, St. Div Bd. Fin. Dept ................................................     6.100    2/22/02         515
      625   Florida State Board of Education Cap. Outlay .............................     5.400     6/1/02         632
      200   Florida State Dept. of Transportation ....................................     6.400     7/1/02         204
      150   Florida State PCR Series Y ...............................................     6.500    2/22/02         155
      500   Florida State PCR Series Y ...............................................     6.600    2/22/02         516
      750   Homestead, FL, Spec. Insurance Assess. Rev ...............................     5.125     3/1/02         752
      500   Knott Co., KY, Justice Center First Mtg. BANS ............................     4.250     5/1/02         500
      500   North Broward, FL, Hosp ..................................................     6.125     1/1/02         510
      220   Orange Co., FL, Hsg Fin. Auth. Single Family .............................     4.700     3/1/02         221
      500   Orlando, FL, Util. Com. Water & Elec. Rev ................................     8.000     4/1/02         507
      300   Tampa, FL, Water & Sewer Rev., Ser. A ....................................     6.000    2/22/02         312
---------                                                                                                     ---------
$   6,275   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
---------   (Amortized Cost $6,410) ..................................................                        $   6,410
                                                                                                              ---------

------------------------------------------------------------------------------------------------------------------------
                                                                                                                MARKET
PAR VALUE                                                                                 COUPON   MATURITY     VALUE
 (000's)    FLOATING & VARIABLE DEMAND NOTES-- 49.6%                                       RATE      DATE      (000's)
------------------------------------------------------------------------------------------------------------------------
$     500   ABN AMRO Munitops Trust Cert., Ser. 1998-8 ...............................     1.700     1/2/02   $     500
      885   Broward Cnty, FL Hsg Fin .................................................     1.450     1/2/02         885
      300   Broward Co., FL, HFA MFH Rev. (Margate Invts. Proj.) .....................     1.450     1/2/02         300
      400   Capital Proj. Fin. Auth. FL, Rev., Var. (Proj. Ln. Program), Ser. H ......     1.850     1/2/02         400
      100   Collier Co., FL, Health Fac. Auth. Hosp. Rev. (Cleveland Clinic) .........     1.850     1/1/02         100
      800   Duval Co., FL, HFA (Sunbeam Road Proj.) ..................................     1.500     1/3/02         800
      200   Florida HFA MFH Rev., Ser. EEE (Carlton Arms II Proj.) ...................     1.800     1/2/02         200
      800   Hillsborough Co., FL, PCR (Tampa Elec. Co. Proj.) ........................     1.900     1/1/02         800
      400   Jacksonville, FL, Elect Auth. Rev Ser C ..................................     1.800     1/1/02         400
      500   Jacksonville, FL, Electric Auth. Series F ................................     1.800     1/1/02         500
    1,000   Jacksonville, FL, Health Fac. Rev. (Faculty Practice Assoc.) .............     1.650     1/3/02       1,000
      150   Jacksonville, FL, Health Fac. Rev. (River Garden) ........................     1.400     1/3/02         150
      500   Lee Co., FL, IDR Educ. Fac. Rev. (Canterbury School Proj.) ...............     1.650     1/2/02         500
      425   Orange County, FL, Health Facs. Auth. Rev ................................     1.750     1/3/02         425
      500   Seminole Co., FL, IDA ....................................................     1.900     1/3/02         500
      700   St. Petersburg, FL, HFA Rev. Ser. 1997 (Menorah Manor Proj.) .............     1.650     1/2/02         700
      200   University of North Florida 1998 Parking Rev Bonds .......................     1.800     1/3/02         200
      300   Volusia Co., FL, Fin. Auth. Multifamily Hsg Rev ..........................     1.500     1/3/02         300
---------                                                                                                     ---------
$   8,660   TOTAL FLOATING & VARIABLE DEMAND NOTES
---------   (Amortized Cost $8,660) ..................................................                        $   8,660
                                                                                                              ---------

                           TOUCHSTONE FAMILY OF FUNDS
                                       42

FLORIDA TAX-FREE MONEY FUND (CONTINUED)
========================================================================================================================
                                                                                                                MARKET
PAR VALUE                                                                                 COUPON   MATURITY     VALUE
 (000's)    ADJUSTABLE RATE PUT BONDS-- 13.2%                                              RATE      DATE      (000's)
------------------------------------------------------------------------------------------------------------------------
$     490   Corpus Christi, TX, Indl. Dev. Corp. Economic Dev. Rev., Var.
               (TX Air Invt. Co. Proj.) ..............................................     2.800     2/1/02   $     490
      610   Eastern Sts. Tax Exmp. Mtg. Bd. Tr. Adjustable Rate Ctf ..................     5.190     3/1/02         610
    1,200   Putnam Co., FL, Dev. Auth. PCR, Ser. H-1 (Seminole Elec. Coop.) ..........     2.700    6/15/02       1,200
---------                                                                                                     ---------
$   2,300   TOTAL ADJUSTABLE RATE PUT BONDS (Amortized Cost $2,300) ..................                        $   2,300
=========                                                                                                     ---------

            TOTAL INVESTMENTS SECURITIES-- 99.6%
            (Amortized Cost $17,370) .................................................                        $  17,370

            OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.4% .............................                               62
                                                                                                              ---------

            NET ASSETS-- 100.0% ......................................................                        $  17,432
                                                                                                              =========

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

TAX-FREE INTERMEDIATE TERM FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001 (UNAUDITED)

========================================================================================================================
PRINCIPAL                                                                                                       MARKET
 AMOUNT                                                                                   COUPON   MATURITY     VALUE
 (000's)    MUNICIPAL OBLIGATIONS-- 99.8%                                                  RATE      DATE      (000's)
------------------------------------------------------------------------------------------------------------------------
            CALIFORNIA-- 2.8%
$     250   California HFA Multi-Unit Rental Rev., Ser. B ............................     6.500     8/1/05   $     257
      425   Sacramento Co., CA, MFH ARPB (Fairway One Apts.) .........................     5.875     2/1/08         426
      400   California St. Fltg. Rate Rcpts., SG-89 ..................................     1.750    10/1/18         400
                                                                                                              ---------
                                                                                                                  1,083
                                                                                                              ---------
            COLORADO-- 2.9%
    1,065   Superior Metro. Dist. No. 1 CO, Water & Sewer Rev. ARPB ..................     5.500    12/1/20       1,113
                                                                                                              ---------
            FLORIDA-- 9.2%
      455   Pensacola, FL, Airport Rev. ..............................................     5.400    10/1/07         477
    1,000   Pasco Co., FL, HFA MFH Rev., (Cypress Trail Apts.) .......................     5.500     6/1/08       1,022
    1,020   Florida HFA MFH Sr. Lien, Ser. I-1 .......................................     6.100     1/1/09       1,082
      400   Gulf Breeze, FL, Rev. (Miami Beach) ......................................     5.000    12/1/20         406
      500   Jacksonville, FL, Elect. Auth ............................................     1.800    10/1/30         500
                                                                                                              ---------
                                                                                                                  3,487
                                                                                                              ---------
            HAWAII-- 3.2%
    1,180   Maui Co., HI, GO .........................................................     5.250     3/1/13       1,229
                                                                                                              ---------
            ILLINOIS-- 1.8%
      500   Chicago, IL, Met Water Reclamation Dist Gtr Chicago ......................     7.000     1/1/11         589
      100   Illinois Health Fac. Auth. Rev., Ser. 1998A ..............................     1.850     1/1/28         100
                                                                                                              ---------
                                                                                                                    689
                                                                                                              ---------
            INDIANA-- 1.4%
      500   Indiana HFA Multi-Unit Mtg. Prog. Rev ....................................     6.600     1/1/12         525
                                                                                                              ---------
            IOWA-- 2.3%
      250   Iowa Student Loan Liquidity Corp. Rev ....................................     6.400     7/1/04         258
      230   Iowa HFA Rev., Ser. A ....................................................     6.500     7/1/06         235
      240   Iowa Student Loan Liquidity Corp. Rev ....................................     6.600     7/1/08         247
      130   Cedar Rapids, IA, Hosp. Fac. Rev. (St. Luke's Methodist Hosp.),
               Prerefunded @ 102 .....................................................     6.000    8/15/09         139
                                                                                                              ---------
                                                                                                                    879
                                                                                                              ---------
            MASSACHUSETTS-- 1.2%
      430   Massachusetts St. Indust. Fin. Agy. Rev., Ser. 1997 (Hudner Assoc.) ......     5.000     1/1/08         446
                                                                                                              ---------
            MICHIGAN-- 1.4%
      500   Detroit MI, Ut GO ........................................................     6.375     4/1/07         541
                                                                                                              ---------

                           TOUCHSTONE FAMILY OF FUNDS
                                       44

TAX-FREE INTERMEDIATE TERM FUND (CONTINUED)
========================================================================================================================
PRINCIPAL                                                                                                      MARKET
 AMOUNT                                                                                   COUPON   MATURITY     VALUE
 (000's)    MUNICIPAL OBLIGATIONS-- 99.8% (CONTINUED)                                      RATE      DATE      (000's)
------------------------------------------------------------------------------------------------------------------------
            NEBRASKA-- 1.3%
$     475   Nebraska Invest. Fin. Auth. Rev., Ser. 1989
               (Foundation for Educ. Fund), Escrowed to Maturity .....................     7.000   11/1/09 $        483
                                                                                                              ---------
            NEVADA-- 1.4%
      500   Las Vegas, NV, Spl. Impt. Dist. Local Impt., Rev .........................     5.250     6/1/12         514
                                                                                                              ---------
            NORTH CAROLINA-- 1.9%
      350   Carteret Co., NC, COP ....................................................     5.200     6/1/11         368
      350   Carteret Co., NC, COP ....................................................     5.300     6/1/13         368
                                                                                                              ---------
                                                                                                                    736
                                                                                                              ---------
            OHIO-- 47.9%
      440   Ohio St. EDR Ohio Enterprise Bond Fd. (Smith Steelite Proj.) .............     5.600    12/1/03         458
      500   Hamilton Co., OH, Hosp. Fac. Rev. (Episcopal Retirement Home) ............     6.600     1/1/04         506
      185   Ohio St. EDR Ohio Enterprise Bond Fd. (Cheryl & Co.) .....................     5.500    12/1/04         193
    1,005   Franklin Co., OH, Health Care Rev. (First Comm. Village) .................     6.000     6/1/06       1,047
      530   Toledo, OH, GO ...........................................................     6.000    12/1/06         585
      500   Ohio St. IDR, Ser. 1997 (Bomaine Corporation Proj.) ......................     5.500    11/1/07         508
      524   Columbus, OH, Special Assessment GO ......................................     5.050    4/15/08         545
      700   West Clermont, OH, LSD GO ................................................     6.150    12/1/08         768
    1,035   Reading, OH, Rev. (St. Mary's Educ. Institute) ...........................     5.550     2/1/10       1,085
    1,000   Cuyahoga Co., OH, Meeting Rev., (West Tech. Apts. Proj.) .................     5.100    9/20/10       1,013
    1,000   Franklin Co., OH, Rev. (Online Computer Library Ctr.) ....................     4.650    10/1/11       1,002
    1,000   Lorain Co., OH, Hosp. Rev. (Catholic Health) .............................     5.625    10/1/11       1,055
      275   Akron, OH, GO ............................................................     6.000    11/1/11         304
    1,000   Ohio St. University Rev ..................................................     5.125    12/1/11       1,048
    1,000   Hamilton Co., OH, Sewer Sys. Rev .........................................     5.500    12/1/11       1,080
    1,075   Franklin Co., OH, Hosp. Rev. Impt. (Childrens Hosp. Proj.) ...............     5.500     5/1/12       1,139
    1,000   Bowling Green St. University, OH, General Receipts .......................     5.750     6/1/12       1,089
    1,000   Ohio St. Turnpike Rev ....................................................     5.250    2/15/13       1,036
      615   Ohio St. University General Receipts Rev .................................     5.750    12/1/13         664
    1,000   Indian Hill, OH, EVSD GO .................................................     5.250    12/1/14       1,034
      660   West Chester Twp., OH, GO ................................................     5.500    12/1/14         702
      415   Dublin, OH, Var. Purp. Impt.-Ser. A ......................................     6.000    12/1/15         453
      465   Cincinnati, OH, Police & Fireman's Disability GO .........................     5.750    12/1/16         495
      400   Montgomery Co., OH, (Miami Valley Hosp.) .................................     1.900   11/15/22         400
                                                                                                              ---------
                                                                                                                 18,209
                                                                                                              ---------
            PENNSYLVANIA-- 4.1%
      500   Pennsylvania Fin. Auth. Muni. Capital Impt. Proj. Rev ....................     6.600    11/1/09         540
    1,000   Pennsylvania St. Higher Educ. Facs. (Assn. Indpt. Clgs. & Univs.)
               (St. Josephs College) .................................................     5.000     5/1/11       1,004
                                                                                                              ---------
                                                                                                                  1,544
                                                                                                              ---------

                           TOUCHSTONE FAMILY OF FUNDS
                                       45

TAX-FREE INTERMEDIATE TERM FUND (CONTINUED)
========================================================================================================================
PRINCIPAL                                                                                                       MARKET
 AMOUNT                                                                                   COUPON   MATURITY     VALUE
 (000's)    MUNICIPAL OBLIGATIONS-- 99.8% (CONTINUED)                                      RATE      DATE      (000's)
------------------------------------------------------------------------------------------------------------------------
            SOUTH CAROLINA-- 2.0%
$     725   Richland-Lexington, SC, Airport Dist. Rev. (Columbia Metro.) .............     6.000     1/1/08   $     754
                                                                                                              ---------
            TENNESSEE-- 4.2%
    1,000   Tennessee Energy Acquisition Corp. Gas. Rev ..............................     5.000     9/1/07       1,031
      525   Southeast, TN, Tax-Exempt Mtg. Trust ARPB, Ser. 1990 .....................     7.250     4/1/17         551
                                                                                                              ---------
                                                                                                                  1,582
                                                                                                              ---------
            TEXAS-- 7.6%
       50   N. Central, TX, Health Fac. Rev. (Baylor Health Care),
               Indexed INFLOS, Prerefunded @ 102 .....................................     6.400    5/15/08          52
      450   N. Central, TX, Health Fac. Rev. (Baylor Health Care), Indexed INFLOS ....     6.400    5/15/08         464
      515   Robinson, TX, ISD GO .....................................................     5.750    8/15/10         556
      139   Midland, TX, HFC Rev., Ser. A-2 ..........................................     8.450    12/1/11         151
       10   San Antonio, TX, Elec. & Gas Rev., Escrowed to Maturity ..................     5.000     2/1/12          10
      500   Texas Water Dev. Board Rev ...............................................     5.750    5/15/12         537
      585   Denton Co., TX, Permanent Impt. GO .......................................     5.000    7/15/12         594
      500   Austin, TX, Hotel Occupancy Tax, Rev., Ref-Sub Lien ......................     5.750   11/15/12         535
                                                                                                              ---------
                                                                                                                  2,899
                                                                                                              ---------
            VIRGINIA-- 3.2%
    1,195   Fairfax Co., VA, GO ......................................................     5.000     6/1/13       1,225
---------                                                                                                     ---------

$  36,268   TOTAL MUNICIPAL OBLIGATIONS (Amortized Cost $36,867) .....................                        $  37,938
---------                                                                                                     ---------

            TOTAL MUNICIPAL OBLIGATIONS-- 99.8%
            (Amortized Cost $36,867) .................................................                        $  37,938

            OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.2% .............................                               92
                                                                                                              ---------

            NET ASSETS-- 100.0% ......................................................                        $  38,030
                                                                                                              =========

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

OHIO INSURED TAX-FREE FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001 (UNAUDITED)

========================================================================================================================
                                                                                                                MARKET
PAR VALUE   FIXED RATE REVENUE & GENERAL                                                  COUPON  MATURITY      VALUE
 (000's)    OBLIGATION BONDS-- 98.8%                                                       RATE      DATE      (000's)
------------------------------------------------------------------------------------------------------------------------
$     710   Akron, OH, GO ............................................................     5.000    12/1/22   $     689
      500   Akron, OH, GO ............................................................     5.800    11/1/20         524
      290   Alliance, OH, CSD GO .....................................................     6.900    12/1/06         302
    1,000   Alliance, OH, CSD GO .....................................................     5.500    12/1/22       1,026
      900   ANTWERP, OH LSD UTGO .....................................................     4.750    12/1/22         847
    2,000   Avon Lake, OH, CSD GO ....................................................     5.500    12/1/19       2,062
      365   Bexley, OH, CSD GO .......................................................     7.125    12/1/11         438
    2,145   Brunswick, OH, CSD .......................................................     5.750    12/1/19       2,254
    1,000   Buckeye Valley, OH, LSD GO ...............................................     6.850    12/1/15       1,185
      500   Butler Co., OH, Hosp. Fac. Rev. (Middletown Regional Hospital) ...........     6.750   11/15/10         516
      750   Butler Co.,OH, Trans. Impt. Dist., Ser. A ................................     5.125     4/1/17         754
    1,260   Cleveland, OH, Airport Sys. Rev., Ser. C .................................     5.125     1/1/17       1,246
    1,165   Cleveland, OH, GO ........................................................     5.125    12/1/18       1,169
       40   Cleveland, OH, Waterworks Impt. Rev., Ser. F .............................     6.500     1/1/11          41
      500   Cleveland, OH, Waterworks Impt. Rev., Ser. F .............................     6.250     1/1/16         510
      730   Columbus-Polaris Hsg. Corp. Rev ..........................................     7.400     1/1/22         855
      745   Crawford Co., OH, GO .....................................................     4.750    12/1/19         705
      220   Cuyahoga Co., OH, Hosp. Rev. (University Hosp.)
               Escrowed to Maturity ..................................................     9.000     6/1/11         269
      500   East Holmes, OH, LSD Sch. Impt ...........................................     6.125    12/1/20         548
    1,000   Evergreen OH, LSD ........................................................     5.500    12/1/19       1,029
      770   Garfield Heights, OH, CSD ................................................     5.000   12/15/21         751
    1,000   Greater Cleveland, OH, Regional Trans. Auth. GO ..........................     4.750    12/1/16         972
      500   Greene Co., OH, Sewer Sys. Rev. ..........................................     5.125    12/1/20         497
    1,000   Greene Co., OH, Sewer Sys. Rev ...........................................     5.625    12/1/20       1,039
    1,000   Hamilton Co., OH, Sales Tax, Sub-Ser. B ..................................     5.250    12/1/19       1,008
    1,250   Hamilton Co., OH, Sewrer .................................................     4.750    12/1/26       1,146
    1,000   Hamilton, OH, CSD GO .....................................................     5.625    12/1/24       1,030
    2,000   Hamilton, OH, CSD UT GO ..................................................     5.500    12/1/19       2,058
      500   Hamilton, OH, Water Sys. Mtg. Rev., Ser. 1991A ...........................     6.400   10/15/10         512
    1,000   Hilliard, OH, CSD GO .....................................................     5.750    12/1/24       1,046
    1,000   Hilliard, OH, CSD GO .....................................................     5.750    12/1/28       1,044
    1,250   Kings, OH, LSD GO ........................................................     5.950    12/1/19       1,335
      525   Kings, OH, LSD GO ........................................................     6.050    12/1/21         566
    1,000   Kings, OH, LSD GO ........................................................     5.650    12/1/24       1,021
      500   Lake, OH, LSD GO (Stark Co.) .............................................     5.750    12/1/21         523
      920   Licking Heights, OH, LSD GO ..............................................     6.400    12/1/28       1,066
    1,035   Lima OH, CSD .............................................................     5.500    12/1/22       1,065
      500   London, OH CSD UTGO ......................................................     5.000    12/1/22         486
    1,000   Lorain Co., OH, Hosp. Rev. (Catholic Health Partners) ....................     5.500     9/1/19       1,024
    1,000   Lucas Co., OH, Hosp. Rev. (Promedia Health) ..............................     5.625   11/15/19       1,033
    1,000   Lucas Co., OH, Hsg. Dev. Corp. (Northgate Apts.) Ser. A ..................     5.950     7/1/19       1,015
      500   Mahoning Co., OH, Hosp. Impt. Rev. (YHA, Inc.) ...........................     7.000   10/15/14         521
      750   Montgomery Co., OH, Hosp. Rev. (Miami Valley Hosp.) ......................     6.250   11/15/16         788
      500   Morgan, OH, LSD GO .......................................................     5.750    12/1/22         524

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

OHIO INSURED TAX-FREE FUND (CONTINUED)
========================================================================================================================
                                                                                                                MARKET
PAR VALUE   FIXED RATE REVENUE & GENERAL                                                  COUPON   MATURITY     VALUE
 (000's)    OBLIGATION BONDS -- 98.8% (CONTINUED)                                          RATE      DATE      (000's)
------------------------------------------------------------------------------------------------------------------------
$   1,500   Nordonia Hills, OH, CSD Sch. Impt ........................................     5.375    12/1/20   $   1,522
    1,000   Ohio St. Bldg. Auth. Rev. (Adult Correctional Bldg.) .....................     5.250    10/1/18       1,008
       97   Ohio St. Bldg. Auth. Rev. (Columbus St. Proj.), Prerefunded @ 100 ........    10.125    10/1/06         105
       21   Ohio St. Bldg. Auth. Rev. (Frank Lausch Proj.), Prerefunded @ 100 ........    10.125    10/1/06          23
      500   Ohio St. Bldg. Auth. Rev., Ser. 1994A
               (Juvenile Correctional Bldg.), Prerefunded @ 102 ......................     6.600    10/1/14         558
      500   Ohio St. Higher Educ. Fac. Rev. (Univ. of Dayton) ........................     6.750    12/1/15         532
    1,250   Ohio St. University General Receipts Rev., Ser. A ........................     5.750    12/1/24       1,307
      530   Ottawa Co., OH, GO .......................................................     5.750    12/1/14         558
    1,000   Pickerington, OH, CSD GO .................................................     5.000    12/1/28         960
    1,000   Portage Co., OH, GO ......................................................     6.200    12/1/14       1,091
    1,250   Scioto Valley, OH, LSD ...................................................     5.650    12/1/22       1,299
      500   Seneca Co., OH, GO (Jail Fac.), Prerefunded @ 102 ........................     6.500    12/1/18         531
    1,000   Springfield, OH, CSD .....................................................     5.000    12/1/17         998
      500   Strongsville, OH, CSD GO .................................................     5.375    12/1/12         534
    1,000   Summit Co., OH, GO .......................................................     6.000    12/1/21       1,081
      230   Summit Co., OH, GO, Ser. A ...............................................     6.900     8/1/12         246
      715   Sylvania, OH, CSD GO .....................................................     4.750    12/1/20         672
      500   Toledo, OH, Sewer Sys. Rev ...............................................     6.350   11/15/17         550
      655   Twinsburg, OH, Park & Land GO ............................................     5.500    12/1/17         681
    1,000   University of Cincinnati, OH, General Receipts Rev .......................     5.750     6/1/19       1,050
      530   Urbana, OH, Wastewater Impt. GO ..........................................     7.050    12/1/11         563
      400   Warren, OH, Waterworks Rev ...............................................     5.500    11/1/15         426
      850   West Chester Twp., OH, Ref ...............................................     5.000    12/1/20         832
    1,095   West Clermont, OH, LSD GO ................................................     6.900    12/1/12       1,247
      600   Westerville, OH, Water Sys. Impt. GO .....................................     6.450    12/1/11         634
      500   Worthington, OH, CSD GO ..................................................     6.375    12/1/12         519
---------                                                                                                     ---------
$  56,543   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
---------   (Amortized Cost $55,722) .................................................                        $  58,566
                                                                                                              ---------

------------------------------------------------------------------------------------------------------------------------
                                                                                                                MARKET
PAR VALUE                                                                                 COUPON   MATURITY     VALUE
 (000's)    FLOATING & VARIABLE DEMAND NOTES - 8.1%                                        RATE      DATE      (000's)
------------------------------------------------------------------------------------------------------------------------
$     600   Puerto Rico Infrastructure Fin. Auth. 2000 Ser. A ........................     1.800     1/1/02   $     600
    1,500   Puerto Rico Pub. Bldgs. Auth. Rev. Gtd. Mun. Secs. Tr. Rcpts., Ser. SGA16      1.450     1/2/02       1,500
    2,700   Puerto Rico, Elec. Pwr. Auth., SGA-43 ....................................     1.450     1/2/02       2,700
---------                                                                                                     ---------
$   4,800   TOTAL FLOATING & VARIABLE DEMAND NOTES
---------   (Amortized Cost $4,800) ..................................................                        $   4,800
                                                                                                              ---------
            TOTAL INVESTMENTS SECURITIES-- 106.9%
            (Amortized Cost $60,522) .................................................                        $  63,366

            LIABILITIES IN EXCESS OF OTHER ASSETS-- (6.9%) ...........................                           (4,079)
                                                                                                              ---------

            NET ASSETS-- 100.0% ......................................................                        $  59,287
                                                                                                              =========

See accompanying notes to portfolios of investments and notes to financial statements.

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                                       48

NOTES TO PORTFOLIOS OF INVESTMENTS
DECEMBER 31, 2001 (UNAUDITED)
================================================================================

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at December 31, 2001.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:

ARPB - Adjustable Rate Put Bond
BANS - Bond Anticipation Notes
COP - Certificates of Participation
CSD - City School District
EDR - Economic Development Revenue
EVSD - Exempted Village School District
FGIC - Financial Guaranty Insurance Company
FSA - Financial Security Assurance
GO - General Obligation
GRANS - Grant Revenue Anticipation Notes
HFA - Housing Finance Authority/Agency
HFC - Housing Finance Corporation
IDA - Industrial Development Authority/Agency
IDR - Industrial Development Revenue
ISD - Independent School District
LSD - Local School District
LTGO - Limited Tax General Obligation
MFH - Multi-Family Housing
MFM - Multi-Family Mortgage
PCR - Pollution Control Revenue
RANS - Revenue Anticipation Notes
SFM - Single Family Mortgage
TANS - Tax Anticipation Notes
TRANS - Tax Revenue Anticipation Notes
USD - Unified School District
UT - Unlimited Tax
UTGO - Unlimited Tax General Obligation
VRDN - Variable Rate Demand Notes

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--------------------------------------------------------------------------------

TOUCHSTONE FAMILY OF FUNDS


DISTRIBUTOR
Touchstone Securities, Inc.
221 East Fourth Street
Suite 300
Cincinnati, Ohio 45202-4094
800.638.8194
www.touchstonefunds.com

INVESTMENT ADVISER
Touchstone Advisors, Inc.
221 East Fourth Street
Suite 300
Cincinnati, Ohio 45202-4094

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

Member Western & Southern Financial Group


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